Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 47.7%
Australia - 0.9%
ANZ Group Holdings Ltd.	18,190	$ 399,726
APA Group	8,034	47,207
Aristocrat Leisure Ltd.	3,412	157,995
ASX Ltd.	1,206	46,755
Atlassian Corp., Class A (A)	989	157,943
BHP Group Ltd.	31,708	892,330
BlueScope Steel Ltd.	2,726	40,928
Brambles Ltd.	8,429	138,321
CAR Group Ltd.	2,329	56,682
Cochlear Ltd.	407	75,205
Coles Group Ltd.	8,275	127,526
Commonwealth Bank of Australia	10,158	1,121,826
Computershare Ltd.	3,159	75,857
CSL Ltd.	2,931	384,398
Evolution Mining Ltd.	11,896	85,249
Fortescue Ltd.	10,725	132,567
Goodman Group, REIT	12,530	271,782
Insurance Australia Group Ltd.	14,418	78,231
Lottery Corp. Ltd.	13,802	53,701
Macquarie Group Ltd.	2,216	321,610
Medibank Pvt Ltd.	16,936	54,016
National Australia Bank Ltd.	18,715	546,741
Northern Star Resources Ltd.	8,161	128,145
Origin Energy Ltd.	10,657	88,147
Pro Medicus Ltd.	356	72,622
Qantas Airways Ltd.	4,619	33,376
QBE Insurance Group Ltd.	9,363	127,565
Quintis Australia Pty. Ltd. (B)(C)(D)	1,725,383	1
REA Group Ltd.	328	50,149
Rio Tinto Ltd.	2,339	188,868
Santos Ltd.	20,139	89,684
Scentre Group, REIT	32,219	86,983
SGH Ltd. (E)	1,258	41,563
Sigma Healthcare Ltd. (E)	28,632	56,269
Sonic Healthcare Ltd.	2,900	41,142
South32 Ltd.	27,926	50,631
Stockland, REIT	14,808	59,967
Suncorp Group Ltd.	6,629	88,869
Telstra Group Ltd.	24,507	78,162
Transurban Group	19,233	175,625
Vicinity Ltd., REIT	24,145	40,261
Washington H Soul Pattinson & Co. Ltd.	2,152	54,809
Wesfarmers Ltd.	7,015	427,141
Westpac Banking Corp.	20,795	536,229
WiseTech Global Ltd.	1,260	75,245
Woodside Energy Group Ltd.	11,729	178,738
Woolworths Group Ltd.	7,544	133,283
		8,170,070
Austria - 0.0% *
Erste Group Bank AG	1,958	191,260
OMV AG	938	50,019
Verbund AG	426	30,959
		272,238
Belgium - 0.1%
Ageas SA	888	61,407
	Shares	Value
COMMON STOCKS (continued)
Belgium (continued)
Anheuser-Busch InBev SA	5,872	$ 350,216
D'ieteren Group	127	23,737
Elia Group SA	262	30,191
Groupe Bruxelles Lambert NV	471	42,054
KBC Group NV	1,375	163,773
Lotus Bakeries NV (E)	2	18,832
Sofina SA (E)	97	28,585
Syensqo SA (E)	433	34,924
UCB SA	651	179,612
		933,331
Bermuda - 0.0% *
Arch Capital Group Ltd.	2,130	193,255
Everest Group Ltd.	241	84,405
		277,660
Canada - 1.8%
Agnico Eagle Mines Ltd.	3,053	514,208
Alamos Gold, Inc., Class A	2,566	89,442
Alimentation Couche-Tard, Inc.	4,621	246,540
AltaGas Ltd.	1,831	56,415
ARC Resources Ltd.	3,659	66,728
AtkinsRealis Group, Inc.	1,022	73,759
Bank of Montreal	4,468	582,217
Bank of Nova Scotia	7,670	495,957
Barrick Mining Corp.	10,966	360,175
BCE, Inc.	458	10,702
Bombardier, Inc., Class B (A)	532	74,553
Brookfield Corp.	8,359	573,544
CAE, Inc. (A)	1,821	53,922
Cameco Corp. (E)	2,738	229,790
Canadian Imperial Bank of Commerce (E)	5,856	467,950
Canadian National Railway Co.	3,253	306,764
Canadian Natural Resources Ltd.	13,095	418,716
Canadian Pacific Kansas City Ltd. (E)	5,663	421,765
Canadian Tire Corp. Ltd., Class A	311	37,022
Canadian Utilities Ltd., Class A	820	22,938
CCL Industries, Inc., Class B	925	52,136
Celestica, Inc. (A)	701	172,502
Cenovus Energy, Inc.	8,629	146,514
CGI, Inc.	1,222	108,845
Constellation Software, Inc.	122	331,187
Descartes Systems Group, Inc. (A)	528	49,716
Dollarama, Inc.	1,720	226,837
Element Fleet Management Corp.	2,482	64,275
Emera, Inc.	1,827	87,655
Empire Co. Ltd., Class A	778	27,923
Enbridge, Inc.	13,443	678,187
Fairfax Financial Holdings Ltd.	121	211,691
First Quantum Minerals Ltd. (A)	4,062	91,882
FirstService Corp.	252	48,013
Fortis, Inc.	3,070	155,717
Franco-Nevada Corp.	1,183	263,317
George Weston Ltd.	1,069	65,206
GFL Environmental, Inc.	1,526	72,325
Gildan Activewear, Inc.	889	51,358
Great-West Lifeco, Inc.	1,698	68,911
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Hydro One Ltd. (F)	2,027	$ 72,315
iA Financial Corp., Inc.	561	63,783
IGM Financial, Inc.	507	18,456
Imperial Oil Ltd.	1,113	100,919
Intact Financial Corp.	1,100	214,017
Ivanhoe Mines Ltd., Class A (A)(E)	4,439	47,079
Keyera Corp.	1,418	47,572
Kinross Gold Corp.	7,483	185,717
Loblaw Cos. Ltd.	3,669	141,914
Lululemon Athletica, Inc. (A)	611	108,715
Lundin Gold, Inc.	667	43,216
Lundin Mining Corp.	4,109	61,294
Magna International, Inc.	1,638	77,610
Manulife Financial Corp.	10,448	325,519
Metro, Inc.	1,266	85,028
National Bank of Canada (E)	2,456	260,883
Nutrien Ltd. (E)	3,067	180,115
Open Text Corp.	1,576	58,909
Pan American Silver Corp.	2,574	99,746
Pembina Pipeline Corp.	3,609	145,921
Power Corp. of Canada (E)	3,423	148,116
Restaurant Brands International, Inc.	1,908	122,402
Rogers Communications, Inc., Class B	2,257	77,698
Royal Bank of Canada	8,667	1,277,413
Saputo, Inc.	1,518	36,867
Shopify, Inc., Class A (A)	7,130	1,059,279
Stantec, Inc.	710	76,571
Sun Life Financial, Inc.	3,455	207,469
Suncor Energy, Inc.	7,720	323,067
TC Energy Corp. (E)	6,451	350,756
Teck Resources Ltd., Class B	2,727	119,626
TELUS Corp.	3,097	48,779
TFI International, Inc. (E)	484	42,596
Thomson Reuters Corp.	980	152,172
TMX Group Ltd.	1,707	65,302
Toromont Industries Ltd.	502	55,737
Toronto-Dominion Bank	10,601	847,653
Tourmaline Oil Corp.	2,291	98,804
Waste Connections, Inc.	1,433	251,921
Wheaton Precious Metals Corp.	2,765	309,421
Whitecap Resources, Inc.	7,786	59,415
WSP Global, Inc. (E)	806	158,397
		16,305,493
Chile - 0.0% *
Antofagasta PLC	2,318	85,762
China - 0.0% *
Yangzijiang Shipbuilding Holdings Ltd.	16,486	43,070
Denmark - 0.3%
AP Moller - Maersk AS, Class A	18	35,190
AP Moller - Maersk AS, Class B	24	47,052
Carlsberg AS, Class B	575	66,815
Coloplast AS, Class B	770	65,761
Danske Bank AS	4,118	175,457
Demant AS (A)	525	18,182
	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
DSV AS	1,249	$ 248,403
Genmab AS (A)	374	113,382
Novo Nordisk AS, Class B	19,520	1,058,118
Novonesis Novozymes, Class B	2,115	129,434
Orsted AS (A)(F)	3,182	56,828
Pandora AS	475	61,889
Rockwool AS, B Shares	591	21,946
Tryg AS	2,053	52,083
Vestas Wind Systems AS	6,090	114,749
		2,265,289
Finland - 0.1%
Elisa OYJ (E)	883	46,298
Fortum OYJ	2,667	50,428
Kesko OYJ, B Shares	1,670	35,488
Kone OYJ, Class B	2,087	142,114
Metso OYJ (E)	4,137	56,755
Neste OYJ	2,615	47,848
Nokia OYJ	31,683	151,728
Nordea Bank Abp	19,085	313,135
Orion OYJ, Class B	660	50,483
Sampo OYJ, A Shares	14,806	169,971
Stora Enso OYJ, R Shares (E)	3,517	38,550
UPM-Kymmene OYJ (E)	3,209	87,670
Wartsila OYJ Abp	3,079	91,999
		1,282,467
France - 1.4%
Accor SA	1,211	57,298
Aeroports de Paris SA (E)	213	28,083
Air Liquide SA	3,545	736,093
Airbus SE	3,660	848,233
Alstom SA (A)	2,135	55,446
Amundi SA (F)	379	29,991
Arkema SA	352	22,151
AXA SA	10,947	522,319
BioMerieux	257	34,337
BNP Paribas SA	6,278	569,975
Bollore SE	4,315	24,398
Bouygues SA	1,175	52,863
Bureau Veritas SA	2,062	64,493
Capgemini SE	985	142,878
Carrefour SA	3,612	54,683
Cie de Saint-Gobain SA	2,778	298,950
Cie Generale des Etablissements Michelin SCA	4,164	149,302
Covivio SA, REIT	341	22,900
Credit Agricole SA	6,508	127,753
Danone SA	3,972	345,833
Dassault Aviation SA	119	39,762
Dassault Systemes SE	4,105	137,403
Edenred SE (E)	1,473	34,933
Eiffage SA	428	54,621
Engie SA	11,293	242,035
EssilorLuxottica SA	1,833	593,962
FDJ UNITED	684	22,887
Gecina SA, REIT	280	28,041
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
France (continued)
Getlink SE	1,869	$ 34,363
Hermes International SCA	191	467,100
Ipsen SA	229	30,542
Kering SA	438	145,297
Klepierre SA, REIT	1,326	51,623
Legrand SA	1,623	267,911
L'Oreal SA	1,489	644,197
LVMH Moet Hennessy Louis Vuitton SE	1,519	928,251
Orange SA	11,522	186,814
Pernod Ricard SA	1,238	121,423
Publicis Groupe SA	1,407	134,926
Renault SA	1,184	48,375
Rexel SA	1,375	44,943
Safran SA	2,220	782,178
Sanofi SA	6,811	628,122
Sartorius Stedim Biotech	180	36,359
Schneider Electric SE	3,392	946,213
Societe Generale SA	4,496	297,498
Sodexo SA	559	35,145
Teleperformance SE (E)	329	24,466
Thales SA	562	175,907
TotalEnergies SE	12,935	785,590
Unibail-Rodamco-Westfield, REIT (A)	740	77,705
Veolia Environnement SA	3,909	133,000
Vinci SA	3,059	423,608
		12,793,179
Germany - 1.3%
adidas AG	1,050	221,156
Allianz SE	2,394	1,004,536
BASF SE	5,494	273,425
Bayer AG	5,959	197,502
Bayerische Motoren Werke AG	1,735	174,039
Beiersdorf AG	600	62,694
Brenntag SE	766	45,776
Commerzbank AG	4,898	184,534
Continental AG	686	45,199
Covestro AG (A)	1,108	75,839
CTS Eventim AG & Co. KGaA	387	37,893
Daimler Truck Holding AG	2,948	121,208
Delivery Hero SE (A)(F)	1,191	34,132
Deutsche Bank AG	11,617	408,487
Deutsche Boerse AG	1,150	307,971
Deutsche Lufthansa AG	3,696	31,278
Deutsche Post AG	5,932	264,232
Deutsche Telekom AG	21,438	730,161
E.ON SE	13,895	261,260
Evonik Industries AG	1,591	27,589
Fresenius Medical Care AG	1,350	70,785
Fresenius SE & Co. KGaA	2,599	144,634
GEA Group AG	916	67,591
Hannover Rueck SE	372	112,069
Heidelberg Materials AG	855	192,280
Henkel AG & Co. KGaA	643	47,673
Hensoldt AG	370	47,914
Infineon Technologies AG	7,966	310,503
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Knorr-Bremse AG	451	$ 42,280
LEG Immobilien SE	461	36,642
Mercedes-Benz Group AG	4,408	276,719
Merck KGaA	792	101,772
MTU Aero Engines AG	332	152,367
Muenchener Rueckversicherungs- Gesellschaft AG	800	510,383
Nemetschek SE	351	45,660
Rational AG	32	24,383
Rheinmetall AG	279	650,043
RWE AG	3,914	173,792
SAP SE	6,431	1,720,718
Scout24 SE (F)	458	57,320
Siemens AG	4,742	1,276,036
Siemens Energy AG (A)	4,176	487,440
Siemens Healthineers AG (F)	2,072	111,950
Symrise AG	812	70,585
Talanx AG	399	53,028
Vonovia SE	4,578	142,701
Zalando SE (A)(F)	1,388	42,385
		11,478,564
Hong Kong - 0.3%
AIA Group Ltd.	64,106	614,950
BOC Hong Kong Holdings Ltd.	23,396	109,855
CK Asset Holdings Ltd.	11,621	56,328
CK Hutchison Holdings Ltd.	16,371	107,815
CK Infrastructure Holdings Ltd.	3,935	25,839
CLP Holdings Ltd.	10,270	85,056
Futu Holdings Ltd., ADR	382	66,434
Galaxy Entertainment Group Ltd.	13,296	73,263
Hang Seng Bank Ltd.	4,740	72,179
Henderson Land Development Co. Ltd.	8,899	31,379
HKT Trust & HKT Ltd.	23,679	35,053
Hong Kong & China Gas Co. Ltd.	69,296	60,196
Hong Kong Exchanges & Clearing Ltd.	7,328	416,217
Hong Kong Land Holdings Ltd.	6,700	42,411
Jardine Matheson Holdings Ltd.	1,017	64,071
Link, REIT	16,080	82,653
MTR Corp. Ltd. (E)	9,651	32,716
Power Assets Holdings Ltd.	8,673	54,923
Prudential PLC	15,776	220,870
Sino Land Co. Ltd.	22,727	28,767
SITC International Holdings Co. Ltd.	8,320	32,031
Sun Hung Kai Properties Ltd.	8,910	106,710
Swire Pacific Ltd., Class A	2,171	18,399
Techtronic Industries Co. Ltd.	8,956	114,569
WH Group Ltd. (F)	51,909	56,232
Wharf Holdings Ltd.	6,622	18,942
Wharf Real Estate Investment Co. Ltd.	10,066	29,751
		2,657,609
Ireland - 0.5%
Accenture PLC, Class A	3,420	843,372
AerCap Holdings NV	1,127	136,367
AIB Group PLC	13,686	123,965
Allegion PLC	482	85,483
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Aptiv PLC (A)	1,244	$ 107,258
Bank of Ireland Group PLC	6,195	101,934
DCC PLC	606	38,892
Eaton Corp. PLC	2,179	815,491
Experian PLC	5,666	283,624
James Hardie Industries PLC, CDI (A)	3,563	66,202
Kerry Group PLC, Class A	1,026	92,451
Kingspan Group PLC	1,001	83,206
Medtronic PLC	7,194	685,157
Ryanair Holdings PLC	5,439	157,726
Smurfit WestRock PLC	2,947	125,454
TE Connectivity PLC	1,670	366,615
Trane Technologies PLC	1,245	525,340
		4,638,537
Israel - 0.1%
Azrieli Group Ltd.	237	23,520
Bank Hapoalim BM	7,124	144,794
Bank Leumi Le-Israel BM	8,411	165,797
Check Point Software Technologies Ltd. (A)	516	106,766
CyberArk Software Ltd. (A)	284	137,215
Elbit Systems Ltd.	162	82,022
ICL Group Ltd.	4,507	28,167
Israel Discount Bank Ltd., Class A	6,943	68,629
Mizrahi Tefahot Bank Ltd.	874	57,498
Monday.com Ltd. (A)	248	48,035
Nice Ltd. (A)	386	56,871
Nova Ltd. (A)	170	53,866
Phoenix Financial Ltd.	1,239	46,385
Teva Pharmaceutical Industries Ltd., ADR (A)	6,651	134,350
Wix.com Ltd. (A)	330	58,618
		1,212,533
Italy - 0.4%
Banca Mediolanum SpA	1,369	27,404
Banco BPM SpA	7,152	106,849
BPER Banca SpA	9,131	101,156
Davide Campari-Milano NV (E)	3,773	23,787
ENEL SpA	49,719	470,834
Eni SpA	12,735	222,270
Ferrari NV	762	368,228
FinecoBank Banca Fineco SpA	3,752	81,075
Generali	5,214	204,519
Infrastrutture Wireless Italiane SpA (F)	1,701	19,991
Intesa Sanpaolo SpA	87,217	574,858
Leonardo SpA	2,426	153,862
Mediobanca Banca di Credito Finanziario SpA	3,402	68,839
Moncler SpA	1,380	80,799
Nexi SpA (F)	3,347	18,925
Poste Italiane SpA (F)	2,792	66,182
Prysmian SpA	1,686	166,630
Recordati Industria Chimica e Farmaceutica SpA	696	42,246
Snam SpA	12,281	73,794
Telecom Italia SpA (A)	70,639	36,930
Terna - Rete Elettrica Nazionale	8,599	87,206
	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
UniCredit SpA	8,821	$ 667,671
Unipol Assicurazioni SpA	2,207	47,314
		3,711,369
Luxembourg - 0.0% *
ArcelorMittal SA	2,902	104,189
CVC Capital Partners PLC (F)	1,330	23,141
Eurofins Scientific SE	731	53,022
Tenaris SA	2,280	40,661
		221,013
Macau - 0.0% *
Sands China Ltd.	14,513	40,470
Mexico - 0.0% *
Fresnillo PLC	1,370	43,483
Netherlands - 0.7%
ABN AMRO Bank NV (F)	3,655	116,934
Adyen NV (A)(F)	157	251,605
Akzo Nobel NV (E)	1,073	76,341
Argenx SE (A)	366	265,212
ASM International NV	290	173,915
ASML Holding NV	2,442	2,374,189
BE Semiconductor Industries NV	445	66,273
Euronext NV (F)	481	71,945
EXOR NV	585	57,143
Ferrovial SE	3,137	179,657
Heineken Holding NV (E)	816	55,901
Heineken NV	1,811	141,223
IMCD NV	370	38,227
ING Groep NV, Series N	19,083	494,577
JDE Peet's NV	1,073	39,304
Koninklijke Ahold Delhaize NV	5,700	230,542
Koninklijke KPN NV	24,495	117,536
Koninklijke Philips NV	4,848	131,139
NN Group NV	1,695	119,202
NXP Semiconductors NV	1,437	327,248
Prosus NV	8,062	567,344
Qiagen NV	1,332	58,949
Randstad NV (E)	685	29,089
Stellantis NV	12,208	112,713
Universal Music Group NV	6,832	196,999
Wolters Kluwer NV	1,481	201,958
		6,495,165
New Zealand - 0.0% *
Auckland International Airport Ltd.	8,839	40,380
Contact Energy Ltd.	4,382	23,118
Fisher & Paykel Healthcare Corp. Ltd.	3,045	65,406
Infratil Ltd.	4,779	34,217
Meridian Energy Ltd.	6,954	22,456
Xero Ltd. (A)	1,027	107,032
		292,609
Norway - 0.1%
Aker BP ASA	2,004	50,825
DNB Bank ASA	5,486	149,250
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Norway (continued)
Equinor ASA	4,895	$ 119,389
Gjensidige Forsikring ASA	1,190	34,891
Kongsberg Gruppen ASA	2,690	85,973
Mowi ASA	2,888	61,004
Norsk Hydro ASA	8,292	56,169
Orkla ASA	4,342	45,336
Salmar ASA	415	22,165
Telenor ASA	3,812	63,180
Yara International ASA	1,027	37,521
		725,703
Poland - 0.0% *
InPost SA (A)	1,560	19,139
Portugal - 0.0% *
Banco Comercial Portugues SA, Class R	55,266	48,872
EDP SA	20,789	98,532
Galp Energia SGPS SA	2,822	53,342
Jeronimo Martins SGPS SA	1,863	45,276
		246,022
Republic of South Africa - 0.0% *
Valterra Platinum Ltd.	916	65,292
Russian Federation - 0.0%
Evraz PLC (A)(B)(C)(G)	6,267	0
Singapore - 0.2%
CapitaLand Ascendas, REIT	24,518	53,029
CapitaLand Integrated Commercial Trust, REIT	36,467	64,738
CapitaLand Investment Ltd.	14,660	30,571
DBS Group Holdings Ltd.	13,344	529,126
Genting Singapore Ltd.	37,749	21,509
Grab Holdings Ltd., Class A (A)	14,980	90,180
Keppel Ltd.	9,133	63,155
Oversea-Chinese Banking Corp. Ltd.	21,165	269,741
Sea Ltd., ADR (A)	2,445	436,995
Sembcorp Industries Ltd.	5,608	26,172
Singapore Airlines Ltd. (E)	9,471	47,871
Singapore Exchange Ltd.	5,388	69,044
Singapore Technologies Engineering Ltd.	9,552	63,756
Singapore Telecommunications Ltd.	48,293	154,618
United Overseas Bank Ltd.	7,913	212,126
Wilmar International Ltd.	12,073	26,674
		2,159,305
Spain - 0.5%
Acciona SA	152	30,498
ACS Actividades de Construccion y Servicios SA	1,102	87,979
Aena SME SA (F)	4,629	126,465
Amadeus IT Group SA	2,753	218,171
Banco Bilbao Vizcaya Argentaria SA	35,845	687,650
Banco de Sabadell SA	31,230	120,996
Banco Santander SA	92,389	962,557
Bankinter SA	4,131	65,014
CaixaBank SA	24,020	252,283
	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Cellnex Telecom SA (A)(F)	2,985	$ 103,349
EDP Renovaveis SA	2,090	27,482
Endesa SA	1,939	61,943
Grifols SA	1,791	25,916
Iberdrola SA	38,767	733,010
Industria de Diseno Textil SA (E)	6,627	365,447
Redeia Corp. SA	2,494	48,138
Repsol SA	7,204	127,418
Telefonica SA (E)	22,724	117,335
		4,161,651
Sweden - 0.5%
AddTech AB, B Shares	1,629	52,810
Alfa Laval AB	1,811	82,409
Assa Abloy AB, Class B	6,199	215,053
Atlas Copco AB, A Shares	16,775	283,135
Atlas Copco AB, B Shares	9,752	146,005
Beijer Ref AB	2,423	37,744
Boliden AB (A)	1,693	68,821
Epiroc AB, Class A	4,132	87,078
Epiroc AB, Class B	2,458	46,317
EQT AB	2,254	77,955
Essity AB, Class B	3,738	97,595
Evolution AB (F)	884	72,621
Fastighets AB Balder, B Shares (A)(E)	4,417	31,594
H&M Hennes & Mauritz AB, B Shares (E)	3,509	65,320
Hexagon AB, B Shares	12,951	153,936
Holmen AB, B Shares (E)	475	18,033
Industrivarden AB, A Shares	738	29,255
Industrivarden AB, C Shares (E)	969	38,382
Indutrade AB (E)	1,733	39,724
Investment AB Latour, B Shares (E)	918	21,735
Investor AB, B Shares	10,660	332,955
L E Lundbergforetagen AB, B Shares	470	24,383
Lifco AB, B Shares (E)	1,447	48,846
Nibe Industrier AB, B Shares (E)	8,975	35,311
Saab AB, Class B	1,964	119,850
Sagax AB, Class B	1,357	28,295
Sandvik AB	6,648	184,871
Securitas AB, B Shares	3,052	45,905
Skandinaviska Enskilda Banken AB, Class A (E)	9,431	184,224
Skanska AB, B Shares	2,108	54,612
SKF AB, B Shares	2,120	52,514
Spotify Technology SA (A)	942	657,516
Svenska Cellulosa AB SCA, Class B (E)	3,737	49,360
Svenska Handelsbanken AB, A Shares	9,092	118,208
Swedbank AB, A Shares	5,243	157,718
Swedish Orphan Biovitrum AB (A)(E)	1,188	36,191
Tele2 AB, B Shares	3,391	57,829
Telefonaktiebolaget LM Ericsson, B Shares	17,338	143,354
Telia Co. AB	14,744	56,208
Trelleborg AB, B Shares (E)	1,252	46,612
Volvo AB, B Shares	10,107	289,327
		4,389,611
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Switzerland - 1.4%
ABB Ltd.	9,625	$ 693,053
Alcon AG	3,078	229,134
Amcor PLC	12,844	105,064
Amrize Ltd. (A)	3,140	151,428
Avolta AG	545	29,480
Baloise Holding AG	255	62,913
Banque Cantonale Vaudoise (E)	186	21,940
Barry Callebaut AG	22	30,124
Belimo Holding AG	60	62,672
BKW AG (E)	129	27,532
Chocoladefabriken Lindt & Spruengli AG	7	241,895
Chubb Ltd.	2,152	607,402
Cie Financiere Richemont SA, Class A	3,274	623,502
Coca-Cola HBC AG	1,404	66,164
DSM-Firmenich AG	1,160	98,765
EMS-Chemie Holding AG (E)	43	30,384
Galderma Group AG	802	139,334
Garmin Ltd.	910	224,060
Geberit AG	208	156,042
Givaudan SA	57	231,423
Glencore PLC (A)	61,703	283,474
Helvetia Holding AG	230	56,254
Holcim AG	3,182	269,174
Julius Baer Group Ltd.	1,262	87,130
Kuehne & Nagel International AG	301	56,018
Logitech International SA	944	102,909
Lonza Group AG	435	288,087
Nestle SA	15,690	1,440,196
Novartis AG	11,655	1,465,861
Partners Group Holding AG	140	181,760
Roche Holding AG	4,487	1,467,960
Sandoz Group AG	2,538	150,389
Schindler Holding AG	394	146,418
SGS SA	1,012	104,855
SIG Group AG	1,860	19,171
Sika AG	927	206,233
Sonova Holding AG	312	84,893
STMicroelectronics NV (E)	4,184	117,157
Straumann Holding AG	687	73,270
Swatch Group AG	177	33,230
Swiss Life Holding AG	174	187,016
Swiss Prime Site AG	491	68,649
Swiss Re AG	1,840	339,893
Swisscom AG	161	116,799
UBS Group AG	19,566	799,059
VAT Group AG (E)(F)	167	65,957
Zurich Insurance Group AG	900	640,588
		12,684,711
United Kingdom - 1.9%
3i Group PLC	6,021	331,113
Admiral Group PLC	1,555	70,101
Anglo American PLC	6,777	253,836
Aon PLC, Class A	1,164	415,059
Ashtead Group PLC	2,636	176,017
Associated British Foods PLC	1,992	54,947
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
AstraZeneca PLC	9,523	$ 1,432,132
Auto Trader Group PLC (F)	5,325	56,448
Aviva PLC	18,917	174,478
BAE Systems PLC	18,337	507,779
Barclays PLC	87,957	449,041
Barratt Redrow PLC	8,350	43,785
BP PLC	100,641	576,261
British American Tobacco PLC	12,966	688,277
BT Group PLC	37,448	96,270
Bunzl PLC	2,032	64,112
Centrica PLC	30,285	67,857
CNH Industrial NV	4,996	54,207
Coca-Cola Europacific Partners PLC	1,455	131,547
Compass Group PLC	10,528	358,084
Diageo PLC	13,627	325,395
Entain PLC	3,743	43,987
GSK PLC	24,747	524,029
Haleon PLC	55,531	248,248
Halma PLC	2,324	107,831
Hikma Pharmaceuticals PLC	1,021	23,316
HSBC Holdings PLC	107,847	1,515,703
Imperial Brands PLC	4,815	204,502
Informa PLC	8,044	99,269
InterContinental Hotels Group PLC	913	110,191
International Consolidated Airlines Group SA	7,598	39,535
Intertek Group PLC	961	61,029
J Sainsbury PLC	10,687	48,006
JD Sports Fashion PLC	15,024	19,256
Kingfisher PLC	10,761	44,677
Land Securities Group PLC, REIT	4,358	34,111
Legal & General Group PLC	35,411	113,346
Lloyds Banking Group PLC	371,682	418,995
London Stock Exchange Group PLC	2,906	332,829
M&G PLC	14,097	47,966
Marks & Spencer Group PLC	12,665	62,086
Melrose Industries PLC	7,856	64,323
Mondi PLC	2,707	37,280
National Grid PLC	30,328	435,413
NatWest Group PLC	50,270	352,644
Next PLC	715	118,998
NMC Health PLC (A)(B)(C)(G)	77,617	0
Pearson PLC	3,601	51,166
Pentair PLC	929	102,896
Phoenix Group Holdings PLC	4,332	37,491
Reckitt Benckiser Group PLC	4,221	324,601
RELX PLC	11,267	538,992
Rentokil Initial PLC	15,760	79,653
Rio Tinto PLC	6,868	451,447
Rolls-Royce Holdings PLC	53,153	850,677
Sage Group PLC	5,911	87,447
Schroders PLC	4,458	22,543
Segro PLC, REIT	7,874	69,405
Severn Trent PLC	1,672	58,196
Shell PLC	36,983	1,316,327
Smith & Nephew PLC	5,145	92,548
Smiths Group PLC	2,042	64,593
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Spirax Group PLC	458	$ 41,978
SSE PLC	6,849	160,413
Standard Chartered PLC	12,295	237,368
Tesco PLC	40,703	243,873
Unilever PLC	15,263	903,197
United Utilities Group PLC	4,210	64,915
Vodafone Group PLC	120,676	139,835
Whitbread PLC	1,080	46,770
Willis Towers Watson PLC	556	192,070
Wise PLC, Class A (A)	4,086	56,876
WPP PLC	6,564	32,469
		17,702,062
United States - 35.1%
3M Co.	3,025	469,419
Abbott Laboratories	9,806	1,313,416
AbbVie, Inc.	9,570	2,215,838
ABIOMED, Inc. (A)(B)(C)	56	57
Adobe, Inc. (A)	2,459	867,412
Advanced Micro Devices, Inc. (A)	9,098	1,471,965
AECOM	746	97,331
Affirm Holdings, Inc. (A)	1,596	116,636
Aflac, Inc.	2,924	326,610
Agilent Technologies, Inc.	1,559	200,098
Air Products & Chemicals, Inc.	1,236	337,082
Airbnb, Inc., Class A (A)	2,504	304,036
Akamai Technologies, Inc. (A)	836	63,335
Albertsons Cos., Inc., Class A	2,078	36,386
Alexandria Real Estate Equities, Inc., REIT	895	74,589
Align Technology, Inc. (A)	397	49,712
Alliant Energy Corp.	1,430	96,396
Allstate Corp.	1,491	320,043
Alnylam Pharmaceuticals, Inc. (A)	720	328,320
Alphabet, Inc., Class A	33,626	8,174,481
Alphabet, Inc., Class C	28,405	6,918,038
Altria Group, Inc.	9,503	627,768
Amazon.com, Inc. (A)	54,243	11,910,136
Ameren Corp.	1,533	160,015
American Electric Power Co., Inc.	2,948	331,650
American Express Co.	3,283	1,090,481
American Financial Group, Inc.	378	55,082
American Homes 4 Rent, Class A, REIT	1,862	61,912
American International Group, Inc.	3,254	255,569
American Tower Corp., REIT	2,683	515,995
American Water Works Co., Inc.	1,084	150,882
Ameriprise Financial, Inc.	550	270,187
AMETEK, Inc.	1,295	243,460
Amgen, Inc.	2,929	826,564
Amphenol Corp., Class A	6,842	846,697
Analog Devices, Inc.	2,847	699,508
Annaly Capital Management, Inc., REIT	3,581	72,372
Apollo Global Management, Inc.	2,607	347,435
Apple, Inc.	85,078	21,663,411
Applied Materials, Inc.	4,531	927,677
AppLovin Corp., Class A (A)	1,226	880,930
Archer-Daniels-Midland Co.	2,746	164,046
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Ares Management Corp., Class A	1,278	$ 204,339
Arista Networks, Inc. (A)	5,969	869,743
Arthur J Gallagher & Co.	1,429	442,618
AT&T, Inc.	40,839	1,153,293
Atmos Energy Corp.	886	151,285
Autodesk, Inc. (A)	1,235	392,322
Automatic Data Processing, Inc.	2,302	675,637
AutoZone, Inc. (A)	92	394,702
AvalonBay Communities, Inc., REIT	817	157,820
Avery Dennison Corp.	441	71,517
Axon Enterprise, Inc. (A)	411	294,950
Baker Hughes Co.	5,832	284,135
Ball Corp.	1,469	74,067
Bank of America Corp.	41,218	2,126,437
Bank of New York Mellon Corp.	4,089	445,537
Baxter International, Inc.	2,806	63,893
Becton Dickinson & Co.	1,610	301,344
Bentley Systems, Inc., Class B	926	47,670
Berkshire Hathaway, Inc., Class B (A)	7,643	3,842,442
Best Buy Co., Inc.	1,155	87,341
Biogen, Inc. (A)	812	113,745
BioMarin Pharmaceutical, Inc. (A)	1,079	58,439
Blackrock, Inc.	832	970,004
Blackstone, Inc.	4,324	738,755
Block, Inc. (A)	3,222	232,854
Boeing Co. (A)	4,388	947,062
Booking Holdings, Inc.	190	1,025,861
Booz Allen Hamilton Holding Corp.	698	69,765
Boston Scientific Corp. (A)	8,436	823,607
Bristol-Myers Squibb Co.	11,252	507,465
Broadcom, Inc.	25,837	8,523,885
Broadridge Financial Solutions, Inc., ADR	661	157,430
Brookfield Asset Management Ltd., Class A	2,522	143,524
Brookfield Renewable Corp.	847	29,158
Brown & Brown, Inc.	1,681	157,661
Brown-Forman Corp., Class B	1,032	27,947
Builders FirstSource, Inc. (A)	619	75,054
Bunge Global SA	804	65,325
Burlington Stores, Inc. (A)	371	94,420
BXP, Inc., REIT	863	64,155
Cadence Design Systems, Inc. (A)	1,547	543,399
Camden Property Trust, REIT	609	65,029
Capital One Financial Corp.	3,853	819,071
Cardinal Health, Inc.	1,323	207,658
Carlisle Cos., Inc.	243	79,937
Carlyle Group, Inc.	1,387	86,965
Carnival Corp. (A)	6,337	183,203
Carrier Global Corp.	4,321	257,964
Carvana Co. (A)	673	253,883
Caterpillar, Inc.	2,623	1,251,564
Cboe Global Markets, Inc.	590	144,698
CBRE Group, Inc., Class A (A)	1,698	267,537
CDW Corp.	774	123,283
Cencora, Inc.	1,027	320,968
Centene Corp. (A)	2,753	98,227
CenterPoint Energy, Inc.	3,700	143,560
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
CF Industries Holdings, Inc.	944	$ 84,677
CH Robinson Worldwide, Inc.	675	89,370
Charles Schwab Corp.	9,853	940,666
Charter Communications, Inc., Class A (A)	487	133,976
Cheniere Energy, Inc.	1,279	300,539
Chevron Corp.	11,512	1,787,698
Chipotle Mexican Grill, Inc. (A)	7,818	306,387
Church & Dwight Co., Inc.	1,380	120,929
Cigna Group	1,502	432,951
Cincinnati Financial Corp.	883	139,602
Cintas Corp.	2,053	421,399
Cisco Systems, Inc.	22,161	1,516,256
Citigroup, Inc.	10,722	1,088,283
Citizens Financial Group, Inc.	2,494	132,581
Clorox Co.	702	86,557
Cloudflare, Inc., Class A (A)	1,778	381,541
CME Group, Inc.	2,027	547,675
CMS Energy Corp.	1,661	121,685
Coca-Cola Co.	22,858	1,515,943
Cognizant Technology Solutions Corp., Class A	2,793	187,327
Coinbase Global, Inc., Class A (A)	1,063	358,752
Colgate-Palmolive Co.	4,322	345,501
Comcast Corp., Class A	21,156	664,722
ConocoPhillips	7,481	707,628
Consolidated Edison, Inc.	2,026	203,654
Constellation Brands, Inc., Class A	835	112,449
Constellation Energy Corp.	1,776	584,428
Cooper Cos., Inc. (A)	1,114	76,376
Copart, Inc. (A)	5,205	234,069
Corebridge Financial, Inc.	1,580	50,639
Corning, Inc.	4,503	369,381
Corpay, Inc. (A)	389	112,055
Corteva, Inc.	3,900	263,757
CoStar Group, Inc. (A)	2,379	200,716
Costco Wholesale Corp.	2,477	2,292,786
Coterra Energy, Inc.	4,376	103,492
CRH PLC	3,643	436,796
Crowdstrike Holdings, Inc., Class A (A)	1,396	684,570
Crown Castle, Inc., REIT	2,449	236,304
Crown Holdings, Inc.	662	63,943
CSX Corp.	10,222	362,983
Cummins, Inc.	778	328,604
CVS Health Corp.	7,222	544,467
D.R. Horton, Inc.	1,551	262,848
Danaher Corp.	3,434	680,825
Darden Restaurants, Inc.	653	124,305
Datadog, Inc., Class A (A)	1,601	227,982
DaVita, Inc. (A)	231	30,693
Deckers Outdoor Corp. (A)	885	89,712
Deere & Co.	1,482	677,659
Dell Technologies, Inc., Class C	1,720	243,844
Delta Air Lines, Inc.	945	53,629
Devon Energy Corp.	3,676	128,881
Dexcom, Inc. (A)	2,230	150,057
Diamondback Energy, Inc.	1,122	160,558
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Dick's Sporting Goods, Inc.	392	$ 87,110
Digital Realty Trust, Inc., REIT	1,908	329,855
Docusign, Inc. (A)	1,282	92,419
Dollar General Corp.	1,243	128,464
Dollar Tree, Inc. (A)	1,138	107,393
Dominion Energy, Inc.	4,775	292,087
Domino's Pizza, Inc.	187	80,730
DoorDash, Inc., Class A (A)	1,962	533,644
Dover Corp.	785	130,962
Dow, Inc.	4,079	93,531
DraftKings, Inc., Class A (A)	2,849	106,553
DTE Energy Co.	1,158	163,776
Duke Energy Corp.	4,379	541,901
DuPont de Nemours, Inc.	2,338	182,130
Dynatrace, Inc. (A)	1,759	85,224
eBay, Inc.	2,618	238,107
Ecolab, Inc.	1,429	391,346
Edison International	2,173	120,123
Edwards Lifesciences Corp. (A)	3,262	253,686
Electronic Arts, Inc.	1,297	261,605
Elevance Health, Inc.	1,259	406,808
Eli Lilly & Co.	4,345	3,315,235
EMCOR Group, Inc.	250	162,385
Emerson Electric Co.	3,144	412,430
Entegris, Inc.	872	80,625
Entergy Corp.	2,519	234,746
EOG Resources, Inc.	3,254	364,838
EQT Corp.	3,330	181,252
Equifax, Inc.	703	180,341
Equinix, Inc., REIT	563	440,964
Equitable Holdings, Inc.	1,775	90,135
Equity LifeStyle Properties, Inc., REIT	1,016	61,671
Equity Residential, REIT	2,046	132,438
Erie Indemnity Co., Class A	143	45,497
Essential Utilities, Inc.	1,541	61,486
Essex Property Trust, Inc., REIT	365	97,696
Estee Lauder Cos., Inc., Class A	1,311	115,525
Evergy, Inc.	1,272	96,697
Eversource Energy	2,051	145,908
Exelon Corp.	5,618	252,866
Expand Energy Corp.	1,272	135,137
Expedia Group, Inc.	719	153,686
Expeditors International of Washington, Inc.	777	95,252
Extra Space Storage, Inc., REIT	1,200	169,128
Exxon Mobil Corp.	25,527	2,878,169
F5, Inc. (A)	329	106,330
FactSet Research Systems, Inc.	216	61,882
Fair Isaac Corp. (A)	140	209,514
Fastenal Co.	6,460	316,798
FedEx Corp.	1,312	309,383
Ferguson Enterprises, Inc.	1,126	252,877
Fidelity National Financial, Inc.	1,478	89,404
Fidelity National Information Services, Inc.	2,908	191,754
Fifth Third Bancorp	3,885	173,077
First Citizens BancShares, Inc., Class A	54	96,615
First Solar, Inc. (A)	575	126,805
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
FirstEnergy Corp.	3,069	$ 140,622
Fiserv, Inc. (A)	3,167	408,321
Flutter Entertainment PLC (A)	1,100	279,400
Ford Motor Co.	22,226	265,823
Fortinet, Inc. (A)	3,698	310,928
Fortive Corp.	1,921	94,110
Fox Corp., Class A	1,151	72,582
Fox Corp., Class B	823	47,150
Freeport-McMoRan, Inc.	7,532	295,405
Gaming & Leisure Properties, Inc., REIT	1,562	72,805
Gartner, Inc. (A)	436	114,611
GE HealthCare Technologies, Inc.	2,522	189,402
GE Vernova, Inc.	1,529	940,182
Gen Digital, Inc.	3,043	86,391
General Dynamics Corp.	1,261	430,001
General Electric Co.	5,968	1,795,294
General Mills, Inc.	3,059	154,235
General Motors Co.	5,496	335,091
Genuine Parts Co.	783	108,524
Gilead Sciences, Inc.	6,985	775,335
Global Payments, Inc.	1,413	117,392
GoDaddy, Inc., Class A (A)	830	113,569
Goldman Sachs Group, Inc.	1,764	1,404,761
Graco, Inc.	946	80,372
Halliburton Co.	5,003	123,074
Hartford Insurance Group, Inc.	1,612	215,025
HCA Healthcare, Inc.	1,002	427,052
Healthpeak Properties, Inc., REIT	3,915	74,972
HEICO Corp.	249	80,382
HEICO Corp., Class A	428	108,751
Hershey Co.	845	158,057
Hewlett Packard Enterprise Co.	7,353	180,590
Hilton Worldwide Holdings, Inc.	1,356	351,801
Hologic, Inc. (A)	1,258	84,902
Home Depot, Inc.	5,707	2,312,419
Honeywell International, Inc.	3,613	760,536
Hormel Foods Corp.	1,709	42,281
Howmet Aerospace, Inc.	2,146	421,110
HP, Inc.	5,254	143,066
Hubbell, Inc.	300	129,093
HubSpot, Inc. (A)	313	146,421
Humana, Inc.	668	173,794
Huntington Bancshares, Inc.	8,397	145,016
Hyatt Hotels Corp., Class A	240	34,063
IDEX Corp.	427	69,499
IDEXX Laboratories, Inc. (A)	454	290,056
Illinois Tool Works, Inc.	1,587	413,826
Illumina, Inc. (A)	880	83,574
Incyte Corp. (A)	907	76,923
Ingersoll Rand, Inc.	2,284	188,704
Insulet Corp. (A)	412	127,197
Intel Corp. (A)	26,333	883,472
Interactive Brokers Group, Inc., Class A	2,391	164,525
Intercontinental Exchange, Inc.	3,245	546,718
International Business Machines Corp.	5,279	1,489,523
International Flavors & Fragrances, Inc.	1,432	88,125
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
International Paper Co.	2,801	$ 129,966
Intuit, Inc.	1,612	1,100,851
Intuitive Surgical, Inc. (A)	2,006	897,143
Invitation Homes, Inc., REIT	3,293	96,584
IQVIA Holdings, Inc. (A)	931	176,834
Iron Mountain, Inc., REIT	1,667	169,934
J.M. Smucker Co.	608	66,029
Jabil, Inc.	606	131,605
Jack Henry & Associates, Inc.	414	61,657
Jacobs Solutions, Inc.	672	100,706
JB Hunt Transport Services, Inc.	442	59,303
Johnson & Johnson	13,204	2,448,286
Johnson Controls International PLC	3,645	400,768
JPMorgan Chase & Co.	15,807	4,986,002
Kellanova	1,495	122,620
Kenvue, Inc.	10,982	178,238
Keurig Dr. Pepper, Inc.	7,293	186,044
KeyCorp	5,384	100,627
Keysight Technologies, Inc. (A)	974	170,372
Kimberly-Clark Corp.	1,849	229,905
Kimco Realty Corp., REIT	3,808	83,205
Kinder Morgan, Inc.	11,320	320,469
KKR & Co., Inc.	3,731	484,843
KLA Corp.	747	805,714
Kraft Heinz Co.	5,043	131,320
Kroger Co.	3,467	233,710
L3 Harris Technologies, Inc.	1,024	312,740
Labcorp Holdings, Inc.	466	133,770
Lam Research Corp.	6,991	936,095
Las Vegas Sands Corp.	2,021	108,710
Leidos Holdings, Inc.	677	127,926
Lennar Corp., Class A	1,288	162,340
Lennox International, Inc.	179	94,755
Liberty Media Corp. - Liberty Formula One, Class C (A)	1,209	126,280
Linde PLC	2,652	1,259,700
Live Nation Entertainment, Inc. (A)	894	146,080
Lockheed Martin Corp.	1,169	583,576
Loews Corp.	1,008	101,193
Lowe's Cos., Inc.	3,252	817,260
LPL Financial Holdings, Inc.	467	155,366
LyondellBasell Industries NV, Class A	1,484	72,775
M&T Bank Corp.	930	183,787
Marathon Petroleum Corp.	1,804	347,703
Markel Group, Inc. (A)	72	137,618
Marriott International, Inc., Class A	1,339	348,729
Marsh & McLennan Cos., Inc.	2,767	557,634
Martin Marietta Materials, Inc.	335	211,144
Marvell Technology, Inc.	4,885	410,682
Masco Corp.	1,207	84,961
Mastercard, Inc., Class A	4,816	2,739,389
McCormick & Co., Inc.	1,407	94,142
McDonald's Corp.	4,066	1,235,617
McKesson Corp.	697	538,460
Merck & Co., Inc.	13,374	1,122,480
Meta Platforms, Inc., Class A	12,499	9,179,016
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
MetLife, Inc.	3,227	$ 265,808
Mettler-Toledo International, Inc. (A)	116	142,403
Microchip Technology, Inc.	3,106	199,467
Micron Technology, Inc.	6,047	1,011,784
Microsoft Corp.	39,549	20,484,405
Mid-America Apartment Communities, Inc., REIT	664	92,781
Molina Healthcare, Inc. (A)	305	58,365
Molson Coors Beverage Co., Class B	995	45,024
Mondelez International, Inc., Class A	7,393	461,841
MongoDB, Inc. (A)	477	148,051
Monolithic Power Systems, Inc.	265	243,970
Monster Beverage Corp. (A)	4,024	270,855
Moody's Corp.	920	438,362
Motorola Solutions, Inc.	944	431,682
MSCI, Inc.	440	249,660
Nasdaq, Inc.	2,416	213,695
Natera, Inc. (A)	739	118,957
NetApp, Inc.	1,158	137,177
Netflix, Inc. (A)	2,445	2,931,359
Neurocrine Biosciences, Inc. (A)	565	79,315
Newmont Corp.	6,345	534,947
News Corp., Class A	2,081	63,908
NextEra Energy, Inc.	11,756	887,460
NIKE, Inc., Class B	6,669	465,029
NiSource, Inc.	2,629	113,836
Nordson Corp.	306	69,447
Norfolk Southern Corp.	1,271	381,821
Northern Trust Corp.	1,106	148,868
Northrop Grumman Corp.	759	462,474
NRG Energy, Inc.	1,155	187,052
Nucor Corp.	1,337	181,070
Nutanix, Inc., Class A (A)	1,496	111,287
NVIDIA Corp.	132,298	24,684,161
NVR, Inc. (A)	16	128,555
Occidental Petroleum Corp.	4,245	200,576
Okta, Inc. (A)	946	86,748
Old Dominion Freight Line, Inc.	1,065	149,931
Omnicom Group, Inc.	1,029	83,894
ON Semiconductor Corp. (A)	2,448	120,711
ONEOK, Inc.	3,592	262,108
Oracle Corp.	9,771	2,747,996
O'Reilly Automotive, Inc. (A)	4,754	512,529
Otis Worldwide Corp.	2,215	202,517
Owens Corning	490	69,315
PACCAR, Inc.	3,036	298,500
Packaging Corp. of America	506	110,273
Palantir Technologies, Inc., Class A (A)	12,577	2,294,296
Palo Alto Networks, Inc. (A)	3,760	765,611
Parker-Hannifin Corp.	721	546,626
Paychex, Inc.	1,870	237,041
Paycom Software, Inc.	309	64,315
PayPal Holdings, Inc. (A)	5,251	352,132
PepsiCo, Inc.	7,750	1,088,410
Pfizer, Inc.	30,317	772,477
PG&E Corp.	12,395	186,917
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Philip Morris International, Inc.	8,920	$ 1,446,824
Phillips 66	2,393	325,496
Pinterest, Inc., Class A (A)	3,532	113,624
PNC Financial Services Group, Inc.	2,284	458,924
Pool Corp.	201	62,324
PPG Industries, Inc.	1,273	133,805
PPL Corp.	4,146	154,065
Principal Financial Group, Inc.	1,275	105,710
Procter & Gamble Co.	13,161	2,022,188
Progressive Corp.	3,283	810,737
Prologis, Inc., REIT	5,273	603,864
Prudential Financial, Inc.	2,029	210,488
PTC, Inc. (A)	680	138,054
Public Service Enterprise Group, Inc.	2,797	233,438
Public Storage, REIT	891	257,365
PulteGroup, Inc.	1,130	149,307
Pure Storage, Inc., Class A (A)	1,749	146,584
QUALCOMM, Inc.	6,238	1,037,754
Quanta Services, Inc.	825	341,896
Quest Diagnostics, Inc.	626	119,303
Raymond James Financial, Inc.	1,111	191,759
RB Global, Inc.	1,151	124,669
Realty Income Corp., REIT	5,091	309,482
Reddit, Inc., Class A (A)	617	141,904
Regency Centers Corp., REIT	966	70,421
Regeneron Pharmaceuticals, Inc.	594	333,988
Regions Financial Corp.	5,180	136,597
Reliance, Inc.	304	85,372
Republic Services, Inc.	1,226	281,342
ResMed, Inc.	815	223,090
Revvity, Inc.	643	56,359
Rivian Automotive, Inc., Class A (A)	4,674	68,614
Robinhood Markets, Inc., Class A (A)	3,565	510,437
ROBLOX Corp., Class A (A)	3,141	435,091
Rocket Lab Corp. (A)(E)	2,400	114,984
Rockwell Automation, Inc.	630	220,204
Rollins, Inc.	1,634	95,981
Roper Technologies, Inc.	611	304,700
Ross Stores, Inc.	1,850	281,921
Royal Caribbean Cruises Ltd.	1,487	481,163
Royalty Pharma PLC, Class A	2,135	75,323
RPM International, Inc.	722	85,109
RTX Corp.	7,404	1,238,911
S&P Global, Inc.	1,782	867,317
Salesforce, Inc.	5,546	1,314,402
Samsara, Inc., Class A (A)	1,668	62,133
SBA Communications Corp., REIT	612	118,330
Schlumberger NV	8,849	304,140
Seagate Technology Holdings PLC	1,123	265,095
Sempra	3,629	326,537
ServiceNow, Inc. (A)	1,203	1,107,097
Sherwin-Williams Co.	1,335	462,257
Simon Property Group, Inc., REIT	1,839	345,125
Smithfield Foods, Inc.	6	141
Snap, Inc., Class A (A)	6,496	50,084
Snap-on, Inc.	293	101,533
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Snowflake, Inc., Class A (A)	1,787	$ 403,058
SoFi Technologies, Inc. (A)	6,706	177,173
Solventum Corp. (A)	865	63,145
Southern Co.	6,201	587,669
SS&C Technologies Holdings, Inc.	1,247	110,684
Starbucks Corp.	6,336	536,026
State Street Corp.	1,622	188,168
Steel Dynamics, Inc.	805	112,241
STERIS PLC	562	139,061
Strategy, Inc., Class A (A)	1,428	460,116
Stryker Corp.	1,949	720,487
Sun Communities, Inc., REIT	726	93,654
Super Micro Computer, Inc. (A)	2,780	133,273
Synchrony Financial	2,285	162,349
Synopsys, Inc. (A)	1,047	516,579
Sysco Corp.	2,737	225,365
T. Rowe Price Group, Inc.	1,266	129,942
Take-Two Interactive Software, Inc. (A)	1,028	265,594
Tapestry, Inc.	1,147	129,863
Targa Resources Corp.	1,284	215,121
Target Corp.	2,582	231,605
Teledyne Technologies, Inc. (A)	263	154,129
Teradyne, Inc.	907	124,839
Tesla, Inc. (A)	16,309	7,252,938
Texas Instruments, Inc.	5,207	956,682
Texas Pacific Land Corp.	114	106,435
Textron, Inc.	1,016	85,842
Thermo Fisher Scientific, Inc.	2,054	996,231
TJX Cos., Inc.	6,274	906,844
T-Mobile U.S., Inc.	2,861	684,866
Toast, Inc., Class A (A)	2,608	95,218
Tractor Supply Co.	2,986	169,814
Trade Desk, Inc., Class A (A)	2,403	117,771
Tradeweb Markets, Inc., Class A	660	73,247
TransDigm Group, Inc.	315	415,176
TransUnion	1,130	94,671
Travelers Cos., Inc.	1,282	357,960
Trimble, Inc. (A)	1,353	110,472
Truist Financial Corp.	7,543	344,866
Twilio, Inc., Class A (A)	877	87,779
Tyler Technologies, Inc. (A)	248	129,744
Tyson Foods, Inc., Class A	1,616	87,749
U.S. Bancorp	9,113	440,431
Uber Technologies, Inc. (A)	11,337	1,110,686
UDR, Inc., REIT	1,779	66,286
U-Haul Holding Co.	560	28,504
Ulta Beauty, Inc. (A)	258	141,062
Union Pacific Corp.	3,383	799,640
United Airlines Holdings, Inc. (A)	474	45,741
United Parcel Service, Inc., Class B	4,203	351,077
United Rentals, Inc.	368	351,315
United Therapeutics Corp. (A)	246	103,126
UnitedHealth Group, Inc.	5,121	1,768,281
Universal Health Services, Inc., Class B	318	65,012
Valero Energy Corp.	1,841	313,449
Veeva Systems, Inc., Class A (A)	860	256,203
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Ventas, Inc., REIT	2,534	$ 177,355
Veralto Corp.	1,384	147,548
VeriSign, Inc.	485	135,591
Verisk Analytics, Inc.	776	195,172
Verizon Communications, Inc.	23,777	1,044,999
Vertex Pharmaceuticals, Inc. (A)	1,419	555,737
Vertiv Holdings Co., Class A	1,909	287,992
VICI Properties, Inc., REIT	5,996	195,530
Visa, Inc., Class A	9,578	3,269,738
Vistra Corp.	2,045	400,656
Vulcan Materials Co.	734	225,793
W.R. Berkley Corp.	1,713	131,250
Walmart, Inc.	24,863	2,562,381
Walt Disney Co.	10,124	1,159,198
Warner Bros Discovery, Inc. (A)	13,455	262,776
Waste Management, Inc.	2,250	496,867
Waters Corp. (A)	331	99,237
Watsco, Inc.	195	78,839
WEC Energy Group, Inc.	1,783	204,314
Wells Fargo & Co.	18,621	1,560,812
Welltower, Inc., REIT	3,653	650,745
West Pharmaceutical Services, Inc.	404	105,981
Western Digital Corp.	1,788	214,667
Westinghouse Air Brake Technologies Corp.	954	191,248
Weyerhaeuser Co., REIT	4,075	101,019
Williams Cos., Inc.	6,977	441,993
Williams-Sonoma, Inc.	723	141,310
Workday, Inc., Class A (A)	1,246	299,950
WP Carey, Inc., REIT	1,261	85,206
WW Grainger, Inc.	262	249,676
Xcel Energy, Inc.	3,217	259,451
Xylem, Inc.	1,339	197,502
Yum! Brands, Inc.	1,574	239,248
Zebra Technologies Corp., Class A (A)	293	87,068
Zillow Group, Inc., Class C (A)	974	75,047
Zimmer Biomet Holdings, Inc.	1,119	110,222
Zoetis, Inc.	2,473	361,849
Zoom Communications, Inc., Class A (A)	1,432	118,140
Zscaler, Inc. (A)	569	170,507
		321,726,788
Uruguay - 0.1%
MercadoLibre, Inc. (A)	274	640,322
Total Common Stocks (Cost $340,052,275)		437,740,517

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 20.5%
Australia - 1.0%
Australia Government Bonds
1.25%, 05/21/2032	AUD 2,770,000	1,545,747
Queensland Treasury Corp.
3.25%, 05/21/2035 (F)	EUR 210,000	245,855
South Australian Government Financing Authority
1.75%, 05/24/2034 (H)	AUD 2,290,000	1,193,642
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia (continued)
Treasury Corp. of Victoria
1.50%, 09/10/2031	AUD 2,940,000	$ 1,659,249
2.00%, 09/17/2035	4,240,000	2,147,693
2.25%, 09/15/2033 (H)	4,246,000	2,357,095
		9,149,281
Austria - 0.1%
Republic of Austria Government Bonds
0.25%, 10/20/2036 (H)	EUR 1,240,000	1,063,439
Belgium - 0.3%
Kingdom of Belgium Government Bonds
1.70%, 06/22/2050 (H)	820,000	609,842
3.45%, 06/22/2043 (H)	1,500,000	1,670,954
		2,280,796
Canada - 1.7%
British Columbia Investment Management Corp.
4.00%, 06/02/2035	CAD 2,550,000	1,863,422
Canada Government Bonds
3.25%, 12/01/2033 - 12/01/2034	6,270,000	4,568,212
OMERS Finance Trust
4.75%, 03/26/2031 (F)	$ 850,000	878,754
Province of Alberta
3.38%, 04/02/2035 (H)	EUR 610,000	722,632
Province of British Columbia
2.20%, 06/18/2030	CAD 1,960,000	1,365,775
Province of Ontario
2.05%, 06/02/2030	1,790,000	1,239,276
3.25%, 07/03/2035 (H)	EUR 360,000	421,659
Province of Quebec
0.00%, 10/29/2030 (H)	1,700,000	1,742,284
1.90%, 09/01/2030	CAD 3,090,000	2,117,395
3.25%, 05/22/2035 (H)	EUR 580,000	679,702
		15,599,111
Chile - 0.3%
Chile Government International Bonds
3.75%, 01/14/2032	1,030,000	1,235,240
3.80%, 07/01/2035	360,000	422,784
3.88%, 07/09/2031	670,000	809,381
		2,467,405
China - 3.4%
China Government Bonds
1.43%, 01/25/2030	CNY 26,140,000	3,643,430
2.04%, 11/25/2034 (I)	13,130,000	1,874,662
2.40%, 07/15/2028	12,960,000	1,866,086
2.69%, 08/15/2032	22,130,000	3,286,917
2.80%, 11/15/2032	20,420,000	3,063,450
3.12%, 10/25/2052	2,780,000	455,998
3.13%, 11/21/2029	11,340,000	1,696,564
3.27%, 11/19/2030	70,300,000	10,730,610
3.53%, 10/18/2051	3,700,000	648,294
3.81%, 09/14/2050	19,820,000	3,576,874
		30,842,885
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Czech Republic - 0.1%
Czech Republic Government Bonds
1.20%, 03/13/2031	CZK 15,920,000	$ 658,879
Denmark - 0.1%
Denmark Government Bonds
2.25%, 11/15/2033	DKK 3,590,000	560,248
Estonia - 0.1%
Estonia Government International Bonds
3.25%, 01/17/2034 (H)	EUR 710,000	834,469
Finland - 0.2%
Finland Government Bonds
0.13%, 04/15/2036 (H)	2,450,000	2,098,193
France - 1.1%
Agence Francaise de Developpement EPIC
1.50%, 10/31/2034 (H)	900,000	892,969
French Republic Government Bonds OAT
0.00%, 11/25/2029 (H)	7,840,000	8,280,052
SNCF Reseau
1.88%, 03/30/2034 (H)	800,000	823,216
		9,996,237
Germany - 2.8%
Bundesobligation
1.30%, 10/15/2027 (H)	8,670,000	10,041,908
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/2031 (H)	5,880,000	6,024,640
0.25%, 02/15/2029 (H)	2,250,000	2,483,025
2.20%, 02/15/2034 (H)	1,210,000	1,378,821
2.50%, 08/15/2054 (H)	1,460,000	1,471,560
4.25%, 07/04/2039 (H)	2,940,000	3,951,120
		25,351,074
Greece - 0.0% *
Hellenic Republic Government Bonds
4.38%, 07/18/2038 (H)	110,000	138,523
Hungary - 0.2%
Hungary Government Bonds
3.00%, 08/21/2030	HUF 82,630,000	214,180
Hungary Government International Bonds
6.25%, 09/22/2032 (H)	$ 1,510,000	1,619,519
		1,833,699
Indonesia - 0.1%
Indonesia Treasury Bonds
8.38%, 03/15/2034	IDR 17,305,000,000	1,178,609
Ireland - 0.1%
Ireland Government Bonds
0.40%, 05/15/2035 (H)	EUR 720,000	662,491
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy - 1.0%
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/2032 (H)	EUR 930,000	$ 1,049,605
3.85%, 07/01/2034 (H)	1,310,000	1,595,233
4.00%, 11/15/2030 (H)	2,830,000	3,510,949
4.30%, 10/01/2054 (H)	190,000	219,164
4.45%, 09/01/2043 (H)	710,000	871,007
4.50%, 10/01/2053 (H)	1,360,000	1,626,227
		8,872,185
Japan - 2.4%
Japan Government Ten Year Bonds
0.80%, 03/20/2034	JPY 350,000,000	2,227,329
0.90%, 09/20/2034	641,550,000	4,089,287
1.10%, 06/20/2034	173,950,000	1,131,507
1.40%, 03/20/2035	853,150,000	5,655,822
Japan Government Thirty Year Bonds
0.40%, 09/20/2049	704,800,000	2,753,002
0.70%, 12/20/2051	243,300,000	960,993
Japan Government Twenty Year Bonds
0.40%, 03/20/2040	787,450,000	4,165,229
0.60%, 06/20/2037	203,600,000	1,194,919
		22,178,088
Lithuania - 0.4%
Lithuania Government International Bonds
3.50%, 07/03/2031 (H)	EUR 2,300,000	2,768,826
Republic of Lithuania
3.50%, 07/03/2031 (H)	500,000	601,918
		3,370,744
Luxembourg - 0.1%
European Financial Stability Facility
3.00%, 09/04/2034 (H)	1,110,000	1,302,831
Malaysia - 0.2%
Malaysia Government Bonds
3.58%, 07/15/2032	MYR 5,170,000	1,240,014
3.89%, 08/15/2029	3,510,000	853,846
		2,093,860
Mexico - 0.2%
Mexico Bonos
7.75%, 11/23/2034	MXN 6,000,000	309,902
8.50%, 05/31/2029	18,000,000	995,335
Mexico Government International Bonds
3.50%, 09/19/2029	EUR 605,000	714,322
		2,019,559
Netherlands - 0.2%
Netherlands Government Bonds
0.00%, 07/15/2030 (H)	1,500,000	1,572,592
2.75%, 01/15/2047 (H)	560,000	601,422
		2,174,014
New Zealand - 0.3%
New Zealand Government Bonds
4.50%, 05/15/2035	NZD 654,000	388,066
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand (continued)
New Zealand Local Government Funding Agency Bonds
4.40%, 09/08/2027	AUD 3,150,000	$ 2,102,864
		2,490,930
Norway - 0.0% *
Norway Government Bonds
3.75%, 06/12/2035 (H)	NOK 1,770,000	173,159
Poland - 0.1%
Bank Gospodarstwa Krajowego
3.25%, 03/18/2030 (H)	EUR 590,000	702,575
Republic of Poland Government Bonds
1.75%, 04/25/2032	PLN 2,860,000	642,901
		1,345,476
Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
3.63%, 06/12/2054 (H)	EUR 400,000	443,462
Republic of Korea - 0.1%
Korea Development Bank
0.80%, 07/19/2026	$ 1,210,000	1,179,002
Romania - 0.1%
Romania Government International Bonds
5.25%, 03/10/2030 (H)	EUR 770,000	931,274
Saudi Arabia - 0.2%
Saudi Government International Bonds
3.38%, 03/05/2032 (F)	1,010,000	1,197,253
5.13%, 01/13/2028 (F)	$ 820,000	837,426
		2,034,679
Singapore - 0.1%
Singapore Government Bonds
2.63%, 08/01/2032	SGD 1,080,000	881,198
Slovakia - 0.2%
Slovakia Government Bonds
3.75%, 02/27/2040 (H)	EUR 1,400,000	1,608,985
Slovenia - 0.1%
Slovenia Government International Bonds
5.00%, 09/19/2033 (F)	$ 1,300,000	1,340,375
Spain - 1.0%
Spain Government Bonds
2.70%, 10/31/2048 (H)	EUR 722,000	692,993
3.45%, 10/31/2034 (H)	3,040,000	3,654,919
3.50%, 05/31/2029	3,900,000	4,753,607
4.00%, 10/31/2054 (H)	290,000	335,323
		9,436,842
Supranational - 0.4%
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (H)	$ 530,000	498,408
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
Corp. Andina de Fomento
5.00%, 01/24/2029 - 01/22/2030	$ 1,620,000	$ 1,671,447
5.30%, 02/19/2029	AUD 2,650,000	1,779,720
		3,949,575
Sweden - 0.1%
Sweden Government Bonds
2.25%, 05/11/2035 (H)	SEK 4,590,000	472,668
Switzerland - 0.2%
Swiss Confederation Government Bonds
0.25%, 06/23/2035 (H)	CHF 1,250,000	1,579,948
Thailand - 0.2%
Thailand Government Bonds
1.59%, 12/17/2035	THB 25,880,000	805,984
2.00%, 12/17/2031	45,430,000	1,462,378
		2,268,362
United Kingdom - 1.2%
U.K. Gilt
0.38%, 10/22/2030 (H)	GBP 2,540,000	2,850,173
0.63%, 10/22/2050 (H)	4,110,000	1,923,608
0.88%, 07/31/2033 (H)	580,000	594,822
4.25%, 07/31/2034 (H)	1,970,000	2,575,694
4.50%, 06/07/2028 (H)	750,000	1,021,624
4.75%, 10/22/2043 (H)	1,390,000	1,739,216
		10,705,137
Total Foreign Government Obligations (Cost $192,995,919)		187,567,692
CORPORATE DEBT SECURITIES - 7.4%
Australia - 0.4%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (J), 11/25/2035 (F)	$ 1,750,000	1,560,642
NBN Co. Ltd.
2.63%, 05/05/2031 (F)	1,015,000	926,224
Quintis Australia Pty. Ltd.
PIK Rate 13.51%, Cash Rate 14.36%, 10/01/2026 (B)(C)(F)(K)	237,012	46,928
PIK Rate 12.00%, Cash Rate 12.00%, 10/01/2028 (B)(C)(F)(G)(K)	3,336,317	0
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (J), 11/15/2035	1,250,000	1,121,719
		3,655,513
Canada - 0.2%
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026	550,000	553,956
Rogers Communications, Inc.
3.80%, 03/15/2032	975,000	921,021
		1,474,977
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Denmark - 0.1%
Danske Bank AS
Fixed until 03/04/2030, 5.02% (J), 03/04/2031 (F)	$ 800,000	$ 815,118
France - 0.5%
AXA SA
Fixed until 05/28/2029, 3.25% (J), 05/28/2049 (H)	EUR 1,300,000	1,534,071
Banque Federative du Credit Mutuel SA
1.25%, 12/05/2025 (H)	GBP 1,200,000	1,604,636
BPCE SA
Fixed until 06/01/2028, 5.75% (J), 06/01/2033 (H)	EUR 1,100,000	1,380,413
Orange SA
Fixed until 10/01/2026 (L), 5.00% (H)(J)	255,000	305,226
		4,824,346
Germany - 0.1%
Allianz SE
Fixed until 07/08/2030, 2.12% (J), 07/08/2050 (H)	200,000	222,494
Fixed until 01/25/2033, 5.82% (J), 07/25/2053 (H)	900,000	1,192,888
		1,415,382
Ireland - 0.1%
AIB Group PLC
Fixed until 03/28/2034, 5.87% (J), 03/28/2035 (F)	$ 1,175,000	1,236,083
Japan - 0.2%
NTT Finance Corp.
4.88%, 07/16/2030 (F)	875,000	889,063
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	1,500,000	1,358,302
		2,247,365
Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (F)	1,575,000	1,387,304
Luxembourg - 0.3%
Blackstone Property Partners Europe Holdings SARL
1.25%, 04/26/2027 (H)	EUR 1,000,000	1,149,835
Medtronic Global Holdings SCA
1.00%, 07/02/2031	450,000	471,663
1.13%, 03/07/2027	840,000	969,500
		2,590,998
Netherlands - 0.3%
Alliander NV
Fixed until 03/27/2032 (L), 4.50% (H)(J)	250,000	304,076
JT International Financial Services BV
3.63%, 04/11/2034 (H)	700,000	814,117
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051	100,000	75,872
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Upjohn Finance BV
1.91%, 06/23/2032 (H)	EUR 1,400,000	$ 1,436,504
		2,630,569
Republic of Korea - 0.2%
Korea Southern Power Co. Ltd.
0.75%, 01/27/2026 (F)	$ 1,650,000	1,631,457
Singapore - 0.1%
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	575,000	545,761
Spain - 0.3%
Banco Santander SA
5.18%, 11/19/2025	1,400,000	1,401,190
CaixaBank SA
Fixed until 09/05/2031, 4.00% (J), 03/05/2037 (H)	EUR 1,000,000	1,183,618
		2,584,808
United Kingdom - 0.5%
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (J), 11/13/2026 (H)	GBP 1,214,000	1,628,049
National Grid Electricity Distribution West Midlands PLC
5.75%, 04/16/2032 (H)	950,000	1,316,185
NatWest Group PLC
Fixed until 05/23/2030, 5.12% (J), 05/23/2031	$ 1,525,000	1,563,714
		4,507,948
United States - 4.0%
Aon North America, Inc.
5.45%, 03/01/2034	1,350,000	1,406,301
AT&T, Inc.
1.80%, 09/05/2026	EUR 220,000	257,122
2.90%, 12/04/2026	GBP 200,000	264,113
3.65%, 06/01/2051	$ 750,000	542,344
Bank of America Corp.
Fixed until 07/22/2026, 1.73% (J), 07/22/2027	1,250,000	1,225,036
Fixed until 09/15/2033, 5.87% (J), 09/15/2034	975,000	1,044,718
Bank of New York Mellon Corp.
Fixed until 03/14/2034, 5.19% (J), 03/14/2035	1,100,000	1,133,873
Boeing Co.
5.81%, 05/01/2050	750,000	749,298
6.26%, 05/01/2027	225,000	231,506
6.30%, 05/01/2029	425,000	451,030
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (J), 05/19/2034	1,045,000	1,118,395
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	425,000	306,104
5.38%, 05/01/2047	1,300,000	1,123,634
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Chubb INA Holdings LLC
0.88%, 06/15/2027	EUR 1,000,000	$ 1,143,058
Citigroup, Inc.
Fixed until 03/17/2032, 3.79% (J), 03/17/2033	$ 1,000,000	949,983
4.45%, 09/29/2027	1,075,000	1,079,376
Enterprise Products Operating LLC
4.95%, 02/15/2035	575,000	579,780
Foundry JV Holdco LLC
5.50%, 01/25/2031 (F)	875,000	907,962
Goldman Sachs Group, Inc.
0.75%, 03/23/2032 (H)	EUR 1,260,000	1,270,762
Fixed until 04/25/2034, 5.85% (J), 04/25/2035	$ 750,000	799,095
Hyundai Capital America
5.30%, 06/24/2029 (F)	1,325,000	1,359,563
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	775,000	689,302
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (J), 02/17/2033 (H)	EUR 1,000,000	998,593
Fixed until 10/23/2033, 6.25% (J), 10/23/2034	$ 2,700,000	2,975,197
Kinder Morgan, Inc.
5.15%, 06/01/2030	1,025,000	1,057,368
Las Vegas Sands Corp.
5.63%, 06/15/2028	450,000	460,058
5.90%, 06/01/2027	550,000	561,117
6.00%, 08/15/2029 - 06/14/2030	529,000	550,931
Micron Technology, Inc.
5.30%, 01/15/2031	525,000	543,267
Nuveen LLC
5.85%, 04/15/2034 (F)	475,000	499,800
ONEOK, Inc.
5.05%, 11/01/2034	1,175,000	1,158,761
Oracle Corp.
5.20%, 09/26/2035	756,000	760,163
5.50%, 08/03/2035	775,000	797,247
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (J), 10/20/2034	1,775,000	2,010,991
Prologis Euro Finance LLC
1.88%, 01/05/2029	EUR 950,000	1,083,597
Stellantis Financial Services U.S. Corp.
4.95%, 09/15/2028 (F)	$ 1,325,000	1,324,651
Thermo Fisher Scientific, Inc.
0.88%, 10/01/2031	EUR 850,000	880,025
1.88%, 10/01/2049	400,000	300,864
U.S. Bancorp
Fixed until 06/10/2033, 5.84% (J), 06/12/2034	$ 1,178,000	1,255,263
Vontier Corp.
2.40%, 04/01/2028	925,000	879,912
		36,730,160
Total Corporate Debt Securities (Cost $71,551,374)		68,277,789
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.4%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/2050 - 01/01/2053	$ 2,864,814	$ 2,426,880
5.50%, 12/01/2054	3,608,990	3,640,272
Federal National Mortgage Association
2.50%, 02/01/2052 - 12/01/2052	5,678,605	4,800,897
3.00%, 01/01/2053	10,490,608	9,221,790
3.50%, 01/01/2051	3,889,252	3,592,899
5.50%, 08/01/2055 (I)	3,446,680	3,483,238
6.50%, 10/01/2053	274,737	285,862
Uniform Mortgage-Backed Security, TBA
3.00%, 10/01/2055 (I)	300,000	263,460
4.00%, 10/01/2055 (I)	2,780,000	2,619,768
4.50%, 10/01/2055 (I)	2,390,000	2,317,960
5.00%, 10/01/2055 (I)	4,455,000	4,417,833
6.00%, 10/01/2054 (I)	3,190,000	3,258,865
Total U.S. Government Agency Obligations (Cost $41,553,225)		40,329,724
U.S. GOVERNMENT OBLIGATIONS - 4.2%
U.S. Treasury - 4.2%
U.S. Treasury Bonds
1.13%, 05/15/2040	4,590,000	2,923,077
1.75%, 08/15/2041	5,070,000	3,440,074
4.88%, 08/15/2045	2,710,000	2,770,552
U.S. Treasury Notes
0.50%, 04/30/2027	1,230,000	1,171,046
1.38%, 11/15/2031	2,330,000	2,016,724
1.88%, 02/15/2032	4,070,000	3,610,853
2.38%, 03/31/2029	4,670,000	4,474,809
3.38%, 05/15/2033	3,200,000	3,073,750
4.13%, 08/31/2030	12,200,000	12,404,445
4.25%, 11/15/2034	2,300,000	2,325,965
Total U.S. Government Obligations (Cost $39,138,285)		38,211,295
MORTGAGE-BACKED SECURITIES - 2.6%
Ireland - 0.0% *
Berg Finance DAC
Series 2021-1, Class A, 3-Month EURIBOR + 1.05%, 3.05% (J), 04/22/2033 (H)	EUR 148,306	173,710
United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C, SONIA + 2.22%, 6.28% (J), 04/17/2044 (H)	GBP 921,925	1,194,380
United States - 2.5%
A&D Mortgage Trust
Series 2025-NQM4, Class A1A, 5.23% (J), 10/25/2070 (F)	$ 1,300,000	1,301,723

BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A, 2.85%, 08/14/2034 (F)	1,000,000	833,691

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)

BAMLL Trust
Series 2024-BHP, Class A, 1-Month Term SOFR + 2.35%, 6.50% (J), 08/15/2039 (F)	$ 1,500,000	$ 1,503,948

Bayview Opportunity Master Fund VIa Trust
Series 2022-3, Class A1, 3.00% (J), 01/25/2052 (F)	1,533,623	1,320,354

BPR Trust
Series 2022-SSP, Class A, 1-Month Term SOFR + 3.00%, 7.15% (J), 05/15/2039 (F)	2,000,000	2,006,533

BX Trust
Series 2019-OC11, Class D, 4.08% (J), 12/09/2041 (F)	576,000	544,750
Series 2023-DELC, Class A, 1-Month Term SOFR + 2.69%, 6.84% (J), 05/15/2038 (F)	1,640,000	1,650,228

Citigroup Mortgage Loan Trust
Series 2025-4, Class A2, 5.50% (J), 10/25/2055 (F)	1,000,000	1,000,547
Series 2025-3, Class A1, 6.00% (J), 06/25/2055 (F)	640,452	648,824

GCAT Trust
Series 2024-INV1, Class 2A2, 6.50% (J), 01/25/2054 (F)	895,234	913,724

GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A6, 3.00% (J), 06/25/2052 (F)	762,696	659,456

GS Mortgage-Backed Securities Trust
Series 2025-PJ8, Class A1, 6.00% (J), 02/25/2056 (F)	800,000	810,312

Hundred Acre Wood Trust
Series 2021-INV3, Class A3, 2.50% (J), 12/25/2051 (F)	1,146,875	953,372

JPMorgan Mortgage Trust
Series 2021-INV6, Class A2, 3.00% (J), 04/25/2052 (F)	1,328,121	1,154,188
Series 2022-INV3, Class A3B, 3.00% (J), 09/25/2052 (F)	1,148,416	991,614

JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, 1-Month Term SOFR + 1.62%, 5.77% (J), 06/15/2039 (F)	1,000,000	1,003,120

Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (F)	344,654	335,043

OBX Trust
Series 2020-EXP1, Class 1A8, 3.50% (J), 02/25/2060 (F)	167,026	149,795

Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/2039 (F)	1,400,000	1,337,898

Onslow Bay Financial LLC
Series 2023-INV1, Class A1, 3.00% (J), 01/25/2052 (F)	1,051,989	908,328

Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)

PRKCM Trust
Series 2023-AFC1, Class A1, 6.60% (J), 02/25/2058 (F)	$ 1,221,698	$ 1,223,340

PRMI Securitization Trust
Series 2021-1, Class A2, 2.50% (J), 04/25/2051 (F)	1,522,276	1,258,850
		22,509,638
Total Mortgage-Backed Securities (Cost $25,170,456)		23,877,728
ASSET-BACKED SECURITIES - 0.4%
United States - 0.4%
DataBank Issuer II LLC Series 2025-1A, Class A2, 5.18%, 09/27/2055 (F)	1,060,000	1,061,351
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (F)	1,500,000	1,501,461
SLM Private Education Loan Trust Series 2010-C, Class A5, 1-Month Term SOFR + 4.86%, 9.01% (J), 10/15/2041 (F)	617,843	647,874
SMB Private Education Loan Trust Series 2019-A, Class A2A, 3.44%, 07/15/2036 (F)	51,484	50,943
Total Asset-Backed Securities (Cost $3,180,206)		3,261,629
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Michigan - 0.1%
University of Michigan, Revenue Bonds, Series A,
4.45%, 04/01/2122	650,000	523,899
Total Municipal Government Obligation (Cost $650,000)		523,899

	Shares	Value
PREFERRED STOCKS - 0.0% *
Germany - 0.0% *
Bayerische Motoren Werke AG
5.49% (M)	345	31,978
Dr. Ing. h.c. F. Porsche AG
5.57% (F)(M)	707	34,265
Henkel AG & Co. KGaA
2.97% (M)	990	79,851
Porsche Automobil Holding SE
5.72% (M)	936	36,758
Sartorius AG
0.38% (M)	162	37,640
Volkswagen AG
6.91% (M)	1,256	135,605
Total Preferred Stocks (Cost $633,430)		356,097

	Principal	Value
CONVERTIBLE BONDS - 0.0%
India - 0.0%
REI Agro Ltd.
5.50%, 11/13/2014 (A)(B)(C)(F)(G)(N)	$ 697,000	$ 0

5.50%, 11/13/2014 (A)(B)(C)(G)(H)(N)	259,000	0
Total Convertible Bonds (Cost $542,530)		0

	Shares	Value
WARRANT - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise Price CAD 0, Expiration Date 03/31/2040(A)(B)(C)(O)	203	0
Total Warrant (Cost $0)		0

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.6%
U.S. Treasury Bills
4.21% (M), 10/30/2025 (P)	$ 12,870,000	12,827,968
4.30% (M), 11/20/2025 (Q)	2,000,000	1,988,972
Total Short-Term U.S. Government Obligations (Cost $14,815,661)		14,816,940

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (M)	2,608,377	2,608,377
Total Other Investment Company (Cost $2,608,377)		2,608,377

	Principal	Value
REPURCHASE AGREEMENT - 9.9%
Fixed Income Clearing Corp., 1.65% (M), dated 09/30/2025, to be repurchased at $91,110,726 on 10/01/2025. Collateralized by U.S. Government Obligations, 1.13% - 4.13% due 02/28/2027, and with a total value of $92,928,737. (P)	$ 91,106,551	91,106,551
Total Repurchase Agreement (Cost $91,106,551)		91,106,551
Total Investments (Cost $823,998,289)		908,678,238
Net Other Assets (Liabilities) - 0.9%		8,553,602
Net Assets - 100.0%		$ 917,231,840
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (R)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Daily Total Return Net Japan Index	BCLY	Receive	Quarterly	05/11/2026	USD	29,511,773	2,976	$1,254,957	$(1)	$1,254,958
MSCI Emerging Net Total Return Index	BCLY	Receive	Quarterly	06/08/2026	USD	63,993,598	88,650	768,300	—	768,300
MSCI USA Gross Return Index	CITI	Receive	Quarterly	05/07/2026	USD	26,962,002	923	1,335,564	—	1,335,564
Total								$3,358,821	$(1)	$3,358,822

Value
OTC Swap Agreements, at value (Assets)	$ 3,358,821
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	63	12/31/2025	$13,135,077	$13,129,102	$—	$(5,975)
5-Year U.S. Treasury Notes	27	12/31/2025	2,946,877	2,948,273	1,396	—
10-Year Canadian Government Bonds	1	12/18/2025	86,615	87,993	1,378	—
10-Year Korea Government Bonds	60	12/16/2025	5,071,902	5,019,636	—	(52,266)
10-Year U.S. Treasury Ultra Notes	43	12/19/2025	4,964,494	4,948,359	—	(16,135)
30-Year U.S. Treasury Bonds	1	12/19/2025	116,617	116,594	—	(23)
30-Year U.S. Treasury Ultra Bonds	8	12/19/2025	960,138	960,500	362	—
German Euro Schatz	6	12/08/2025	753,608	753,600	—	(8)
Total					$3,136	$(74,407)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(80)	12/15/2025	$(6,018,033)	$(6,000,383)	$17,650	$—
10-Year U.S. Treasury Notes	(14)	12/19/2025	(1,574,532)	(1,575,000)	—	(468)
Euro OAT Futures	(3)	12/08/2025	(426,141)	(427,413)	—	(1,272)
EURO STOXX 50® Index	(14)	12/19/2025	(894,955)	(910,758)	—	(15,803)
Euro-BTP Italy Government Bonds	(7)	12/08/2025	(981,097)	(984,888)	—	(3,791)
FTSE 100 Index	(1)	12/19/2025	(124,501)	(126,521)	—	(2,020)
German Euro BOBL	(64)	12/08/2025	(8,862,437)	(8,852,154)	10,283	—
German Euro Bund	(26)	12/08/2025	(3,920,861)	(3,924,640)	—	(3,779)
MSCI Emerging Markets Index	(81)	12/19/2025	(5,478,901)	(5,506,785)	—	(27,884)
Nikkei 225 Index	(27)	12/11/2025	(4,123,564)	(4,094,685)	28,879	—
S&P 500® E-Mini Index	(1)	12/19/2025	(333,956)	(336,938)	—	(2,982)
Total					$56,812	$(57,999)
Total Futures Contracts					$59,948	$(132,406)
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
	12/17/2025	USD	493,118	CNH	3,489,000	$954	$—
BCLY	12/17/2025	USD	775,933	JPY	113,730,000	644	—
BCLY	12/17/2025	USD	836,374	THB	26,555,033	11,577	—
BCLY	12/18/2025	USD	33,422	DKK	210,875	77	—
BCLY	12/18/2025	USD	16,603	HKD	128,884	14	—
BCLY	12/18/2025	USD	80,366	NOK	791,184	1,069	—
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	12/18/2025	CAD	92,531	USD	67,293	$—	$(557)
BCLY	12/18/2025	CHF	8,690	USD	11,052	—	(31)
BCLY	12/18/2025	EUR	3,314,023	USD	3,917,209	—	(8,530)
BCLY	12/18/2025	GBP	539,236	USD	732,897	—	(7,616)
BCLY	12/18/2025	JPY	70,374,257	USD	481,885	—	(2,094)
BCLY	12/18/2025	SGD	34,323	USD	26,985	—	(219)
BCLY	04/06/2026	USD	5,981,437	TRY	314,968,145	—	(541,383)
BCLY	04/06/2026	TRY	210,424,930	USD	3,626,140	731,646	—
BNP	12/17/2025	CHF	356,111	USD	453,862	—	(2,307)
BNP	12/18/2025	USD	909,896	AUD	1,386,158	—	(8,178)
BNP	12/18/2025	USD	2,759,014	CAD	3,825,045	251	—
BNP	12/18/2025	USD	1,060,231	CHF	837,636	—	(2,045)
BNP	12/18/2025	USD	1,649,436	CNH	11,698,062	—	(826)
BNP	12/18/2025	USD	611,697	CNH	4,326,438	1,361	—
BNP	12/18/2025	USD	6,093	COP	24,106,091	10	—
BNP	12/18/2025	USD	2,935,617	JPY	432,749,767	—	(14,742)
BNP	12/18/2025	USD	377,240	SEK	3,522,168	1,249	—
BNP	12/18/2025	USD	657,279	TWD	19,863,946	1,725	—
BNP	12/18/2025	AUD	830,531	USD	553,780	—	(3,706)
BNP	12/18/2025	CLP	185,762,384	USD	194,662	—	(1,460)
BNP	12/18/2025	CZK	2,606,976	USD	126,235	—	(258)
BNP	12/18/2025	EUR	3,312,723	USD	3,915,761	—	(8,616)
BNP	12/18/2025	TWD	18,464,828	USD	609,320	60	—
BNP	12/18/2025	USD	9,590	ZAR	167,592	—	(59)
BOA	01/06/2026	EUR	5,001,849	USD	5,263,020	642,146	—
CITI	12/17/2025	RON	1,821,720	USD	420,345	—	(1,499)
CITI	12/18/2025	USD	1,691,234	CAD	2,348,741	—	(2,765)
CITI	12/18/2025	JPY	24,423,642	USD	167,238	—	(725)
CITI	01/06/2026	JPY	770,713,893	USD	5,253,831	10,543	—
DUB	12/17/2025	USD	7,515,431	AUD	11,343,208	2,709	—
DUB	12/17/2025	USD	1,252,219	CAD	1,720,944	11,072	—
DUB	12/17/2025	USD	10,269,584	EUR	8,671,328	42,897	—
GSI	12/17/2025	USD	759,513	MYR	3,167,927	4,693	—
GSI	12/17/2025	USD	105,138	SGD	133,903	725	—
GSI	12/17/2025	CNH	59,971,601	USD	8,503,112	—	(43,424)
GSI	12/17/2025	NOK	3,130,450	USD	316,802	—	(3,050)
GSI	12/17/2025	PLN	1,192,302	USD	329,286	—	(1,681)
GSI	12/18/2025	USD	1,041,322	AUD	1,581,371	—	(6,045)
GSI	12/18/2025	USD	547,670	BRL	3,016,556	—	(8,595)
GSI	12/18/2025	USD	6,191	DKK	39,057	15	—
GSI	12/18/2025	USD	6,964,371	EUR	5,910,379	—	(6,544)
GSI	12/18/2025	USD	7,227,141	EUR	6,125,641	2,339	—
GSI	12/18/2025	USD	2,263,830	MXN	41,887,595	—	(4,127)
GSI	12/18/2025	USD	15,635	MYR	65,580	9	—
GSI	12/18/2025	USD	12,982	NOK	127,815	172	—
GSI	12/18/2025	USD	3,769	NZD	6,303	103	—
GSI	12/18/2025	USD	92,735	THB	2,933,234	1,620	—
GSI	12/18/2025	AUD	78,994	USD	52,674	—	(355)
GSI	12/18/2025	BRL	2,906,655	USD	535,694	305	—
GSI	12/18/2025	CAD	1,656,763	USD	1,204,938	—	(10,019)
GSI	12/18/2025	CHF	43,020	USD	54,713	—	(156)
GSI	12/18/2025	MXN	21,314,404	USD	1,148,987	5,059	—
GSI	01/06/2026	USD	8,038,104	EUR	6,949,434	—	(166,375)
GSI	01/06/2026	USD	8,023,932	JPY	1,112,148,893	427,380	—
GSI	01/06/2026	USD	37,887,257	THB	1,279,327,834	—	(1,915,734)
GSI	01/06/2026	EUR	1,947,586	USD	2,154,892	144,421	—
GSI	01/06/2026	THB	1,279,327,834	USD	38,980,758	822,233	—
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSI	04/06/2026	USD	11,757,393	TRY	591,074,939	$—	$(483,448)
GSI	04/06/2026	TRY	695,618,153	USD	12,436,437	1,969,436	—
GSI	04/28/2026	USD	7,476,404	EUR	6,460,705	—	(191,928)
GSI	04/28/2026	USD	7,461,544	JPY	1,034,498,029	329,392	—
GSI	04/28/2026	USD	37,562,171	THB	1,226,893,195	—	(912,033)
GSI	04/28/2026	EUR	6,460,705	USD	7,517,799	150,533	—
GSI	04/28/2026	JPY	1,034,498,029	USD	7,535,767	—	(403,615)
GSI	04/28/2026	THB	619,720,723	USD	19,528,050	—	(94,198)
GSI	04/28/2026	THB	607,172,471	USD	18,991,208	49,143	—
GSI	01/25/2027	USD	5,695,483	TRY	339,621,645	90,511	—
GSI	01/25/2027	USD	5,348,878	TRY	324,783,884	—	(11,218)
GSI	01/25/2027	TRY	664,405,528	USD	10,985,541	—	(20,473)
HSBC	12/17/2025	USD	703,713	CNH	4,995,600	—	(974)
JPM	12/17/2025	USD	2,090,648	GBP	1,541,711	17,013	—
JPM	12/17/2025	USD	145,454	MXN	2,696,937	—	(584)
JPM	12/17/2025	IDR	4,188,884,900	USD	253,856	—	(2,694)
JPM	12/17/2025	JPY	1,523,506,800	USD	10,392,023	—	(6,397)
JPM	12/17/2025	KRW	4,667,874,119	USD	3,396,794	—	(56,713)
JPM	12/17/2025	NZD	441,119	USD	260,277	—	(3,750)
JPM	12/17/2025	PEN	840,774	USD	240,799	863	—
JPM	12/17/2025	SEK	9,527,771	USD	1,022,489	—	(5,467)
JPM	12/18/2025	USD	241,861	DKK	1,526,007	558	—
JPM	12/18/2025	USD	4,338,946	GBP	3,239,341	—	(18,022)
JPM	12/18/2025	USD	43,275	HKD	335,935	36	—
JPM	12/18/2025	USD	761,948	INR	67,863,635	1,155	—
JPM	12/18/2025	USD	152,890	NZD	255,690	4,190	—
JPM	12/18/2025	USD	20,544	SEK	189,699	293	—
JPM	12/18/2025	CAD	2,614,442	USD	1,901,374	—	(15,742)
JPM	12/18/2025	EUR	2,659,801	USD	3,143,991	—	(6,925)
JPM	12/18/2025	ILS	686,147	USD	204,932	2,276	—
JPM	12/18/2025	INR	64,078,241	USD	717,851	505	—
JPM	12/18/2025	MXN	21,254,372	USD	1,145,774	5,021	—
JPM	12/18/2025	PLN	304,076	USD	83,988	—	(440)
JPM	12/18/2025	SGD	684,795	USD	538,410	—	(4,391)
JPM	12/18/2025	USD	42,390	ZAR	740,905	—	(268)
RBC	12/17/2025	USD	2,028,484	EUR	1,727,200	—	(8,520)
RBC	12/17/2025	USD	516,490	JPY	76,507,600	—	(5,056)
RBC	12/18/2025	USD	4,642,137	EUR	3,960,402	—	(28,904)
RBC	12/18/2025	GBP	761,792	USD	1,035,367	—	(10,743)
SCB	12/17/2025	USD	221,228	AUD	337,000	—	(1,971)
SCB	12/17/2025	USD	184,964	CAD	256,300	121	—
SCB	12/17/2025	USD	405,345	GBP	303,000	—	(2,197)
SSB	12/18/2025	HUF	18,275,974	USD	54,872	—	(122)
UBS	12/17/2025	DKK	1,050,073	USD	166,748	—	(715)
UBS	12/17/2025	HUF	28,714,951	USD	85,954	74	—
UBS	12/18/2025	USD	96,855	IDR	1,594,812,076	1,232	—
UBS	12/18/2025	USD	2,804,641	JPY	415,080,191	—	(25,252)
UBS	12/18/2025	USD	1,970,495	KRW	2,733,374,955	14,522	—
UBS	12/18/2025	USD	211,644	NOK	2,084,246	2,748	—
UBS	12/18/2025	USD	589,344	SGD	755,862	—	(95)
UBS	12/18/2025	AUD	766,579	USD	511,161	—	(3,444)
UBS	12/18/2025	CAD	821,912	USD	597,705	—	(4,911)
UBS	12/18/2025	CHF	341,695	USD	433,502	—	(170)
UBS	12/18/2025	CNY	40,907,480	USD	5,793,030	—	(18,685)
UBS	12/18/2025	EUR	2,302,428	USD	2,721,320	—	(5,753)
UBS	12/18/2025	GBP	636,842	USD	865,595	—	(9,033)
UBS	12/18/2025	ILS	1,073,165	USD	320,743	3,341	—
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
UBS	12/18/2025	JPY	127,215,918	USD	867,248	$72	$—
UBS	12/18/2025	JPY	101,996,742	USD	698,446	—	(3,063)
UBS	12/18/2025	KRW	618,687,997	USD	442,141	585	—
UBS	12/18/2025	TRY	648,046	USD	14,346	262	—
UBS	01/06/2026	JPY	341,435,000	USD	2,372,152	—	(39,975)
Total						$5,512,960	$(5,181,610)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	20.7%	$187,567,692
Banks	6.6	59,940,472
Semiconductors & Semiconductor Equipment	5.3	48,120,176
Software	4.6	41,378,607
U.S. Government Agency Obligations	4.4	40,329,724
U.S. Government Obligations	4.2	38,211,295
Interactive Media & Services	2.7	24,797,746
Mortgage-Backed Securities	2.6	23,877,728
Technology Hardware, Storage & Peripherals	2.6	23,230,616
Oil, Gas & Consumable Fuels	2.2	19,748,855
Insurance	2.1	18,826,888
Pharmaceuticals	2.0	18,459,396
Financial Services	1.8	16,739,437
Capital Markets	1.6	14,931,938
Broadline Retail	1.6	14,602,902
Aerospace & Defense	1.5	13,476,208
Electric Utilities	1.2	11,036,079
Health Care Equipment & Supplies	1.2	10,835,721
Automobiles	1.2	10,500,709
Hotels, Restaurants & Leisure	1.0	9,473,894
Consumer Staples Distribution & Retail	0.8	7,365,464
Communications Equipment	0.8	7,324,206
Machinery	0.8	7,271,536
Specialty Retail	0.8	6,767,180
Entertainment	0.7	6,504,789
Biotechnology	0.7	6,411,386
Metals & Mining	0.7	6,325,349
Electrical Equipment	0.6	5,724,848
Chemicals	0.6	5,713,283
Health Care Providers & Services	0.6	5,638,639
IT Services	0.6	5,424,125
Food Products	0.5	4,873,763
Beverages	0.5	4,529,143
Diversified Telecommunication Services	0.5	4,216,477
Ground Transportation	0.4	3,786,889
Electronic Equipment, Instruments & Components	0.4	3,673,803
Professional Services	0.4	3,550,223
Textiles, Apparel & Luxury Goods	0.4	3,405,901
Household Products	0.4	3,354,800
Asset-Backed Securities	0.4	3,261,629
Multi-Utilities	0.4	3,151,577
Life Sciences Tools & Services	0.3	3,015,599
Tobacco	0.3	2,967,371
Industrial Conglomerates	0.3	2,933,497
Media	0.3	2,880,405
Specialized REITs	0.3	2,607,229
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Building Products	0.3%	$2,546,757
Commercial Services & Supplies	0.3	2,454,275
Real Estate Management & Development	0.3	2,417,408
Consumer Finance	0.3	2,249,074
Industrial REITs	0.2	2,081,677
Trading Companies & Distributors	0.2	1,942,801
Personal Care Products	0.2	1,903,851
Construction & Engineering	0.2	1,763,679
Construction Materials	0.2	1,552,817
Air Freight & Logistics	0.2	1,376,856
Retail REITs	0.1	1,147,458
Health Care REITs	0.1	977,661
Household Durables	0.1	970,895
Wireless Telecommunication Services	0.1	960,228
Residential REITs	0.1	925,871
Energy Equipment & Services	0.1	752,010
Containers & Packaging	0.1	751,591
Independent Power & Renewable Electricity Producers	0.1	710,372
Municipal Government Obligation	0.1	523,899
Passenger Airlines	0.1	409,156
Transportation Infrastructure	0.1	404,916
Gas Utilities	0.0 *	388,897
Automobile Components	0.0 *	379,369
Water Utilities	0.0 *	335,479
Health Care Technology	0.0 *	328,825
Paper & Forest Products	0.0 *	277,822
Diversified REITs	0.0 *	266,922
Distributors	0.0 *	194,585
Marine Transportation	0.0 *	170,291
Office REITs	0.0 *	92,196
Mortgage Real Estate Investment Trusts	0.0 *	72,372
Diversified Consumer Services	0.0 *	51,166
Investments	88.1	800,146,370
Short-Term Investments	11.9	108,531,868
Total Investments	100.0%	$ 908,678,238
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (S)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (T)	Value
ASSETS
Investments
Common Stocks	$346,694,348	$91,046,111	$58	$437,740,517
Foreign Government Obligations	—	187,567,692	—	187,567,692
Corporate Debt Securities	—	68,230,861	46,928	68,277,789
U.S. Government Agency Obligations	—	40,329,724	—	40,329,724
U.S. Government Obligations	—	38,211,295	—	38,211,295
Mortgage-Backed Securities	—	23,877,728	—	23,877,728
Asset-Backed Securities	—	3,261,629	—	3,261,629
Municipal Government Obligation	—	523,899	—	523,899
Preferred Stocks	—	356,097	—	356,097
Convertible Bonds	—	—	0	0
Warrant	—	—	0	0
Short-Term U.S. Government Obligations	—	14,816,940	—	14,816,940
Other Investment Company	2,608,377	—	—	2,608,377
Repurchase Agreement	—	91,106,551	—	91,106,551
Total Investments	$349,302,725	$559,328,527	$46,986	$908,678,238
Other Financial Instruments
Futures Contracts (U)	$59,948	$—	$—	$59,948
Forward Foreign Currency Contracts (U)	—	5,512,960	—	5,512,960
Over-the-Counter Swap Agreements	—	3,358,821	—	3,358,821
Total Other Financial Instruments	$59,948	$8,871,781	$—	$8,931,729
LIABILITIES
Other Financial Instruments
Futures Contracts (U)	$(132,406)	$—	$—	$(132,406)
Forward Foreign Currency Contracts (U)	—	(5,181,610)	—	(5,181,610)
Total Other Financial Instruments	$(132,406)	$(5,181,610)	$—	$(5,314,016)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At September 30,
2025, the total value of the securities is $46,986, representing less than 0.0% of the Portfolio’s net assets.

(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At September 30, 2025, the total value of the securities is $46,986, representing 0.0% of the Portfolio’s net assets.
(D)	Restricted security. At September 30, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Australia Pty. Ltd.	10/25/2018	$1,059,498	$1	0.0%*

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $5,570,216, collateralized by cash collateral of $2,608,377 and non-cash collateral, such as U.S. government securities of $3,378,649. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of 144A securities is $44,344,706, representing 4.8% of the
Portfolio's net assets.

(G)	Security deemed worthless.
(H)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2025, the total value of the Regulation S securities is $106,389,937, representing 11.6% of the Portfolio's net assets.

Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
(I)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(J)
Floating or variable rate security. The rate disclosed is as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(K)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(L)	Perpetual maturity. The date displayed is the next call date.
(M)	Rate disclosed reflects the yield at September 30, 2025.
(N)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2025, the value of this security is $0, representing 0.0% of the Portfolio's net assets.

(O)	Rounds to less than $1 or $(1).
(P)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(Q)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $1,503,663.
(R)
At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any.
As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return.
As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(S)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(T)	Level 3 security was not considered significant to the Portfolio.
(U)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexico Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Poland Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South Africa Rand
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDI	CHESS Depositary Interests
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STOXX	Deutsche Börse Group & SIX Group Index
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
TBA	To Be Announced
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Morgan Stanley Global Allocation VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust